UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s Prudential Commodity Strategies Fund,

Prudential Core Conservative Bond Fund, Prudential Jennison Small-Cap Core Equity Fund,

Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund, and

Prudential TIPS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	07/31/2018

Date of reporting period:	10/31/2017

Item 1.	Schedule of Investments

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 0.8%
KLX, Inc.*	1,994	$109,391

Airlines — 0.5%
Spirit Airlines, Inc.*	1,855	68,802

Banks — 12.4%
Bank of the Ozarks, Inc.	3,016	140,606
BankUnited, Inc.	4,837	168,569
Brookline Bancorp, Inc.	4,263	65,650
Byline Bancorp, Inc.*	1,283	25,724
Columbia Banking System, Inc.	1,895	82,451
Eagle Bancorp, Inc.*	2,808	187,153
East West Bancorp, Inc.	4,750	284,240
First Bancorp	184	6,753
Pinnacle Financial Partners, Inc.	3,403	225,279
Renasant Corp.	2,369	98,077
Seacoast Banking Corp. of Florida*	3,643	90,310
Signature Bank*	518	67,345
Wintrust Financial Corp.	2,733	222,166

		1,664,323

Beverages — 0.5%
MGP Ingredients, Inc.	874	59,397

Biotechnology — 2.7%
Amicus Therapeutics, Inc.*	9,835	140,051
DBV Technologies SA (France), ADR*	1,166	27,308
Juno Therapeutics, Inc.*	2,663	119,595
La Jolla Pharmaceutical Co.*	1,992	68,445

		355,399

Building Products — 1.1%
JELD-WEN Holding, Inc.*	1,736	64,024
PGT Innovations, Inc.*	5,931	83,627

		147,651

Capital Markets — 1.0%
Moelis & Co. (Class A Stock)	1,678	71,734
OM Asset Management PLC	4,421	67,553

		139,287

Chemicals — 3.1%
Ferro Corp.*	8,668	206,472
PolyOne Corp.	2,917	134,386
Venator Materials PLC*	3,159	78,975

		419,833

Commercial Services & Supplies — 2.0%
Advanced Disposal Services, Inc.*	4,761	118,644
Mobile Mini, Inc.	4,392	145,375

		264,019

Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp.*	7,556	38,536

Construction Materials — 2.2%
Summit Materials, Inc. (Class A Stock)	9,552	299,933

Distributors — 0.5%
Core-Mark Holding Co., Inc.	2,048	69,755

Diversified Telecommunication Services — 2.0%
Cogent Communications Holdings, Inc.	4,993	269,123

Electric Utilities — 1.5%
El Paso Electric Co.	2,543	146,222
Portland General Electric Co.	1,181	56,381

		202,603

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.*	1,549	106,416
Littelfuse, Inc.	348	72,732

		179,148

Energy Equipment & Services — 0.6%
Forum Energy Technologies, Inc.*	5,821	83,822

Equity Real Estate Investment Trusts (REITs) — 7.7%
Chatham Lodging Trust	3,116	67,773
Colony NorthStar, Inc. (Class A Stock)	9,299	114,192
Columbia Property Trust, Inc.	1,866	41,201
Cousins Properties, Inc.	9,061	81,730
Gaming & Leisure Properties, Inc.	2,426	88,646
Hersha Hospitality Trust	6,648	117,603
Independence Realty Trust, Inc.	6,280	63,742
National Storage Affiliates Trust	3,603	89,318
Pebblebrook Hotel Trust	2,580	92,003
QTS Realty Trust, Inc. (Class A Stock)	2,626	151,914
Retail Opportunity Investments Corp.	7,115	127,928

		1,036,050

Food & Staples Retailing — 1.7%
Performance Food Group Co.*	5,669	160,433
Sprouts Farmers Market, Inc.*	3,399	62,847

		223,280

Food Products — 2.0%
Adecoagro SA (Argentina)*	11,935	121,260
B&G Foods, Inc.(a)	1,234	39,241
Darling Ingredients, Inc.*	5,642	102,966

		263,467

Health Care Equipment & Supplies — 2.6%
GenMark Diagnostics, Inc.*	9,511	70,857
Integra LifeSciences Holdings Corp.*	2,064	96,554
Nevro Corp.*	1,474	129,093
NuVasive, Inc.*	877	49,752

		346,256

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	2,223	69,713
Premier, Inc. (Class A Stock)*	2,311	75,501
Teladoc, Inc.*	3,057	101,034
Tivity Health, Inc.*	2,753	127,326

		373,574

Health Care Technology — 0.2%
Evolent Health, Inc. (Class A Stock)*(a)	1,951	31,704

Hotels, Restaurants & Leisure — 5.9%
Pinnacle Entertainment, Inc.*	9,215	238,392
Planet Fitness, Inc. (Class A Stock)	6,765	180,220
Texas Roadhouse, Inc.	1,353	67,663
Vail Resorts, Inc.	660	151,153
Wingstop, Inc.*	3,741	126,708
Zoe’s Kitchen, Inc.*(a)	2,502	30,725

		794,861

Insurance — 0.9%
Validus Holdings Ltd.	1,821	94,838
White Mountains Insurance Group Ltd.	30	26,674

		121,512

Internet & Direct Marketing Retail — 0.3%
Wayfair, Inc. (Class A Stock)*	650	45,435

Internet Software & Services — 3.1%
Criteo SA (France), ADR*	1,990	83,122
MINDBODY, Inc. (Class A Stock)*	2,680	86,430
MuleSoft, Inc. (Class A Stock)*	2,309	54,008
New Relic, Inc.*	1,486	76,276
Q2 Holdings, Inc.*	2,718	115,651

		415,487

IT Services — 1.6%
InterXion Holding NV (Netherlands)*	2,717	145,061
Presidio, Inc.*	4,940	73,112

		218,173

Life Sciences Tools & Services — 1.0%
INC Research Holdings, Inc. (Class A Stock)*	1,831	104,642
VWR Corp.*	742	24,560

		129,202

Machinery — 5.0%
Actuant Corp. (Class A Stock)	2,791	71,170
Gardner Denver Holdings, Inc.*	4,515	130,258
Milacron Holdings Corp.*	2,142	38,449
NN, Inc.	4,613	136,314
Rexnord Corp.*	7,152	182,519
Terex Corp.	2,305	108,589

		667,299

Media — 1.0%
Cinemark Holdings, Inc.	3,772	137,074

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
MFA Financial, Inc.	16,007	131,898

Oil, Gas & Consumable Fuels — 2.7%
Arch Coal, Inc. (Class A Stock)(a)	676	51,660
SemGroup Corp. (Class A Stock)	2,802	72,992
Tallgrass Energy GP LP	2,921	73,025
WPX Energy, Inc.*	14,044	158,416

		356,093

Personal Products — 0.4%
elf Beauty, Inc.*(a)	2,375	50,326

Pharmaceuticals — 2.6%
Dermira, Inc.*	3,249	86,976
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	475	51,276
Intersect ENT, Inc.*	3,221	95,503
Prestige Brands Holdings, Inc.*	2,386	111,903

		345,658

Professional Services — 1.5%
Huron Consulting Group, Inc.*	1,162	42,529
Korn/Ferry International	3,728	155,942

		198,471

Road & Rail — 0.8%
Saia, Inc.*	1,544	100,051

Semiconductors & Semiconductor Equipment — 4.0%
Cavium, Inc.*	2,632	181,582
MACOM Technology Solutions Holdings, Inc.*	3,783	154,649
MaxLinear, Inc. (Class A Stock)*	4,609	112,782
Monolithic Power Systems, Inc.	695	84,561

		533,574

Software — 8.4%
Callidus Software, Inc.*	4,547	115,266
CommVault Systems, Inc.*	1,094	56,943
CyberArk Software Ltd. (Israel)*	2,101	89,019
Fortinet, Inc.*	2,321	91,471
HubSpot, Inc.*	1,874	162,195
Paycom Software, Inc.*	2,821	231,886
Proofpoint, Inc.*	1,487	137,414
Varonis Systems, Inc.*	3,459	150,812
Zendesk, Inc.*	2,910	90,210

		1,125,216

Specialty Retail — 2.6%
Five Below, Inc.*	4,357	240,724
National Vision Holdings, Inc.*	1,008	29,031
Party City Holdco, Inc.*(a)	6,634	73,969

		343,724

Thrifts & Mortgage Finance — 0.2%
WSFS Financial Corp.	523	25,993

Trading Companies & Distributors — 3.2%
Beacon Roofing Supply, Inc.*	3,880	214,991
Univar, Inc.*	7,092	210,987

		425,978

TOTAL LONG-TERM INVESTMENTS (cost $11,153,526)		12,811,378

SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	537,609	537,609
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $379,115; includes $378,709 of cash collateral for securities on loan)(b)(w)	379,077	379,115

TOTAL SHORT-TERM INVESTMENTS (cost $916,724)		916,724

TOTAL INVESTMENTS — 102.6% (cost $12,070,250)		13,728,102
Liabilities in excess of other assets — (2.6)%		(348,247)

NET ASSETS — 100.0%		$13,379,855

See Glossary for abbreviation used in the quarterly schedule of portfolios holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $369,450; cash collateral of $378,709 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$109,391	$—	$—
Airlines	68,802	—	—
Banks	1,664,323	—	—
Beverages	59,397	—	—
Biotechnology	355,399	—	—
Building Products	147,651	—	—
Capital Markets	139,287	—	—
Chemicals	419,833	—	—
Commercial Services & Supplies	264,019	—	—
Construction & Engineering	38,536	—	—
Construction Materials	299,933	—	—
Distributors	69,755	—	—
Diversified Telecommunication Services	269,123	—	—
Electric Utilities	202,603	—	—
Electronic Equipment, Instruments & Components	179,148	—	—
Energy Equipment & Services	83,822	—	—
Equity Real Estate Investment Trusts (REITs)	1,036,050	—	—
Food & Staples Retailing	223,280	—	—
Food Products	263,467	—	—
Health Care Equipment & Supplies	346,256	—	—
Health Care Providers & Services	373,574	—	—
Health Care Technology	31,704	—	—
Hotels, Restaurants & Leisure	794,861	—	—
Insurance	121,512	—	—
Internet & Direct Marketing Retail	45,435	—	—
Internet Software & Services	415,487	—	—
IT Services	218,173	—	—
Life Sciences Tools & Services	129,202	—	—
Machinery	667,299	—	—
Media	137,074	—	—
Mortgage Real Estate Investment Trusts (REITs)	131,898	—	—
Oil, Gas & Consumable Fuels	356,093	—	—

Personal Products	50,326	—	—
Pharmaceuticals	345,658	—	—
Professional Services	198,471	—	—
Road & Rail	100,051	—	—
Semiconductors & Semiconductor Equipment	533,574	—	—
Software	1,125,216	—	—
Specialty Retail	343,724	—	—
Thrifts & Mortgage Finance	25,993	—	—
Trading Companies & Distributors	425,978	—	—
Affiliated Mutual Funds	916,724	—	—

Total	$13,728,102	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Core Conservative Bond Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	125	$129,330
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3	3.203%		09/15/50	75	75,865
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	25	26,287
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	49	48,303
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(cc)	07/25/26	75	72,482
Fannie Mae-Aces, Series 2017-M1, Class A2	2.416	%(cc)	10/25/26	40	38,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393%		12/15/49	125	128,279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	125	128,788
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	125	127,798
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	125	128,186
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A3	2.878%		09/15/50	100	99,912

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $990,036)					1,004,036

CORPORATE BONDS — 28.5%
Aerospace & Defense — 0.4%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	15	14,890
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	25	28,451
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%		03/15/27	20	20,528
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.350%		04/15/47	10	10,722
United Technologies Corp., Sr. Unsec’d. Notes	2.800%		05/04/24	45	44,950

					119,541

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	65	65,907
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%		08/15/24	55	55,364
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625%		03/06/23	50	49,890
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250%		11/10/44	10	10,473

					181,634

Airlines — 0.1%
Continental Airlines, Inc., Series 2012-1, Class A, Pass-Through Certificates	4.150%		10/11/25	27	28,679

Auto Manufacturers — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	60	70,471
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%		01/09/24	30	30,774
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	15	17,314
General Motors Financial Co., Inc., Gtd. Notes	3.950%		04/13/24	90	92,764

					211,323

Banks — 4.8%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	160	163,902
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	40	41,945
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	5	5,298
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	50	53,260
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	30	31,070
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21	20	20,214
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	40	40,362

Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	125	128,863
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	225	228,504
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	115	121,547
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.875%	02/01/24	45	47,551
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	215	224,306
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	170	179,024
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	50	52,598
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	20	20,120
US Bancorp, Sr. Unsec’d. Notes, MTN	2.625%	01/24/22	50	50,594
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%	10/23/26	50	48,994
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	90	89,285

				1,547,437

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	125	128,668
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	30	33,738
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750%	03/05/22	75	76,620
PepsiCo, Inc., Sr. Unsec’d. Notes	3.600%	03/01/24	10	10,573

				249,599

Biotechnology — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	150	156,507
Celgene Corp., Sr. Unsec’d. Notes	3.625%	05/15/24	40	41,262
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	20	21,575

				219,344

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	15	17,320
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	75	79,514
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	20	21,496
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	15	15,132
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	35	34,977
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	15	17,175
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	30	33,700
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	5	5,306

				224,620

Commercial Services — 0.1%
President & Fellows of Harvard College, Unsec’d. Notes	3.150%	07/15/46	9	8,648
University of Southern California, Unsec’d. Notes	3.841%	10/01/47	10	10,482

				19,130

Computers — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23	120	119,762
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	45	45,465
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	40	40,965
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	50	50,422
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	100	105,390

				362,004

Diversified Financial Services — 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200%	03/03/20	35	35,103
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	20	20,334
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	20	20,508
Mastercard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	50	52,312

				128,257

Electric — 1.6%
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	5	5,381
Appalachian Power Co., Sr. Unsec’d. Notes	3.300%	06/01/27	10	10,083
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750%	05/15/46	15	14,958
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	35	38,506
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	5	5,088
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	35	39,741
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	5	5,444
Duke Energy Carolinas LLC, First Refinance Mortgage	2.950%	12/01/26	20	19,968
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	75	71,975
Entergy Louisiana LLC, First Mortgage	4.050%	09/01/23	35	37,428
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	10	10,292
Florida Power & Light Co., First Mortgage	2.750%	06/01/23	25	25,327
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.050%	07/07/24	10	12,982
Louisville Gas & Electric Co., First Mortgage	5.125%	11/15/40	5	5,986
Northern States Power Co., First Mortgage	3.400%	08/15/42	15	14,549
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	55	63,826
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	10	13,483
Public Service Electric & Gas Co., First Mortgage, MTN	2.250%	09/15/26	25	23,595
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	20	20,478
San Diego Gas & Electric Co., First Mortgage	3.750%	06/01/47	5	5,173
Southern California Edison Co., First Refinance Mortgage	4.650%	10/01/43	40	46,710
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000%	05/15/37	20	25,873

				516,846

Foods — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	50	48,313

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24	130	135,674

Gas — 0.2%
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	25	27,840
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	25	26,014

				53,854

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	40	40,625
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	32	32,887
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	75	76,263
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24	65	68,568
Stryker Corp., Sr. Unsec’d. Notes	3.375%	05/15/24	25	25,750
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000%	04/15/23	25	25,304

				269,397

Healthcare-Services — 1.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	70	70,437
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	135	137,525
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	30	34,204
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	15	15,868
Cigna Corp., Sr. Unsec’d. Notes	4.000%	02/15/22	35	36,915
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	10	10,211
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%	07/01/57	5	5,480
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	20	21,354
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	25	25,993

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000%	07/01/42	25	29,449
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	20	20,692
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	15	15,830
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%	10/01/26	50	47,843
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	10/15/47	5	4,918

				476,719

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	50	52,388
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	5	5,199
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	80	80,984
Chubb Corp. (The), Gtd. Notes	6.000%	05/11/37	30	39,427
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500%	03/30/20	65	69,993
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	60	64,498
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	15	16,954

				329,443

Internet — 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800%	08/22/24	15	15,020

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	45	44,687

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	06/26/22	45	45,305

Machinery-Diversified — 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.650%	06/24/24	10	9,931
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.800%	03/06/23	65	65,905
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	35	34,961

				110,797

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	60	70,483
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	50	57,251
Comcast Corp., Gtd. Notes	3.000%	02/01/24	30	30,498
Comcast Corp., Gtd. Notes	4.600%	08/15/45	65	71,417
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	5	5,155
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	50	51,093
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	25	27,048
Time Warner, Inc., Gtd. Notes	3.550%	06/01/24	100	101,267
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	04/01/24	20	20,067
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	10	10,129
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750%	08/16/21	50	51,032

				495,440

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	5	6,206
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	10	11,905
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	06/15/25	45	47,520

				65,631

Miscellaneous Manufacturing — 0.8%
General Electric Co., Sr. Unsec’d. Notes	2.700%	10/09/22	155	157,124
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150%	09/07/22	95	98,422

				255,546

Oil & Gas — 2.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	15	16,877
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	25	25,390
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	60	62,091
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/15/37	10	10,215
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	150	150,368
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	5	5,320
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	30	34,076
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	20	22,485
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	20	24,495
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	25	25,148
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	20	21,781
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	20	22,973
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	40	41,246
Petroleos Mexicanos (Mexico), Gtd. Notes	4.250%	01/15/25	40	39,760
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	15	16,380
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20	125	125,568

				644,173

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	25	26,812

Pharmaceuticals — 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	60	61,677
Allergan Funding SCS, Gtd. Notes	3.850%	06/15/24	20	20,749
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	21	22,153
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	15	15,935
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	45	46,013
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%	03/01/26	25	24,420
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	20	20,842
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41	10	12,381
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	100	100,408
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	40	45,431
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	12/15/26	24	24,252
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	65	64,346
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23	65	59,804
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	50	60,832
Zoetis, Inc., Sr. Unsec’d. Notes	3.000%	09/12/27	5	4,895

				584,138

Pipelines — 0.9%
Energy Transfer LP, Sr. Unsec’d. Notes	4.900%	03/15/35	30	29,694
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	80	83,335
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	50	50,567
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	10/03/47	10	9,872
MPLX LP, Sr. Unsec’d. Notes	4.500%	07/15/23	20	21,382
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	35	35,575
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	10	10,228
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750%	03/01/28	10	10,038
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	30	30,099

				280,790

Real Estate Investment Trusts (REITs) — 0.5%
Boston Properties LP, Sr. Unsec’d. Notes	3.850%	02/01/23	20	21,000
Realty Income Corp., Sr. Unsec’d. Notes	3.000%	01/15/27	20	19,171
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24	90	92,608
Ventas Realty LP, Gtd. Notes	3.850%	04/01/27	15	15,283

				148,062

Retail — 0.9%
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	25	25,711
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	15	16,761
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	125	132,666
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100%	05/03/27	20	20,042
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625%	01/15/22	45	45,453
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	25	27,743
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	35	39,997

				308,373

Software — 1.4%
Fidelity National Information Services, Inc., Gtd. Notes	3.875%	06/05/24	10	10,439
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	35	36,651
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	220	223,575
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	10	10,934
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	130	127,555
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	50	50,501

				459,655

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	95	98,366
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	30	30,800
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	70,746
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	2	1,980
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	25	37,826
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900%	03/04/21	60	61,567
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	3.376%	02/15/25	30	30,182
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	10	10,296
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	78	74,521

				416,284

Textiles — 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700%	04/01/27	20	20,846

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750%	04/01/24	75	79,683
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	45	47,774
Union Pacific Corp., Sr. Unsec’d. Notes	3.000%	04/15/27	20	20,134
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%	09/15/37	10	10,176

				157,767

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950%	09/01/27	20	19,908

TOTAL CORPORATE BONDS (cost $9,099,777)				9,221,048

FOREIGN GOVERNMENT BONDS — 0.7%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	100	103,900

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	76	75,772
Province of Quebec (Canada), Deb. Notes	7.125%	02/09/24	40	49,809

TOTAL FOREIGN GOVERNMENT BONDS (cost $222,884)				229,481

MUNICIPAL BONDS — 1.0%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	20	23,687

California — 0.4%
Los Angeles Department of Water & Power System Revenue, Revenue Bonds, BABs	5.716%	07/01/39	20	25,820
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	65	100,203

				126,023

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888%	07/01/43	40	52,586

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	50	76,068

New York — 0.1%
New York City Water & Sewer System, Revenue Bonds, BABs	5.882%	06/15/44	20	26,953

Ohio — 0.0%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	12	12,533

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.718%	02/01/41	20	25,715

TOTAL MUNICIPAL BONDS (cost $328,210)				343,565

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Home Loan Banks	1.375%	09/28/20	290	286,472
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	105	104,541
Federal Home Loan Mortgage Corp.	1.625%	09/29/20	75	74,621
Federal Home Loan Mortgage Corp.	2.000%	01/01/32	52	51,451
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	30	30,099
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	221	222,531
Federal Home Loan Mortgage Corp.	3.000%	11/01/46	94	94,362
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	143	143,676
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	79	81,624
Federal Home Loan Mortgage Corp.	3.500%	TBA	250	257,002
Federal Home Loan Mortgage Corp.	4.000%	TBA	250	262,363
Federal Home Loan Mortgage Corp.	1.500%	01/17/20	50	49,795
Federal National Mortgage Assoc.	3.500%	01/01/42	238	245,404
Federal National Mortgage Assoc.	1.875%	09/24/26	115	108,958
Federal National Mortgage Assoc.	2.500%	11/01/31	466	468,145
Federal National Mortgage Assoc.	2.500%	09/01/46	87	84,473
Federal National Mortgage Assoc.	3.000%	12/01/36	97	98,133
Federal National Mortgage Assoc.	3.000%	10/01/42	36	36,028
Federal National Mortgage Assoc.	3.000%	02/01/43	463	465,907
Federal National Mortgage Assoc.	3.000%	04/01/43	151	151,830

Federal National Mortgage Assoc.	3.000%	TBA	250	255,830
Federal National Mortgage Assoc.	3.500%	08/01/31	87	90,844
Federal National Mortgage Assoc.	3.500%	03/01/42	226	232,938
Federal National Mortgage Assoc.	3.500%	11/01/42	127	130,901
Federal National Mortgage Assoc.	3.500%	08/01/43	185	190,732
Federal National Mortgage Assoc.	3.500%	03/01/45	438	450,724
Federal National Mortgage Assoc.	3.500%	01/01/46	94	96,770
Federal National Mortgage Assoc.	3.500%	12/01/46	98	101,143
Federal National Mortgage Assoc.	3.500%	TBA	250	257,002
Federal National Mortgage Assoc.	4.000%	01/01/41	394	415,169
Federal National Mortgage Assoc.	4.000%	04/01/41	213	224,685
Federal National Mortgage Assoc.	4.500%	03/01/41	213	229,081
Federal National Mortgage Assoc.	4.500%	02/01/44	228	244,314
Federal National Mortgage Assoc.	4.500%	01/01/45	240	256,603
Federal National Mortgage Assoc.	5.000%	06/01/40	65	70,762
Federal National Mortgage Assoc.	5.000%	03/01/42	120	130,522
Federal National Mortgage Assoc.	5.000%	TBA	250	271,384
Government National Mortgage Assoc.	4.500%	11/20/46	77	81,578
Government National Mortgage Assoc.	2.500%	12/20/46	48	46,660
Government National Mortgage Assoc.	3.000%	01/20/43	223	226,808
Government National Mortgage Assoc.	3.000%	07/20/46	237	240,401
Government National Mortgage Assoc.	3.000%	09/20/46	236	238,665
Government National Mortgage Assoc.	3.500%	12/20/42	447	466,033
Government National Mortgage Assoc.	3.500%	04/20/45	106	110,131
Government National Mortgage Assoc.	3.500%	07/20/46	375	389,022
Government National Mortgage Assoc.	4.000%	12/20/45	279	294,574
Government National Mortgage Assoc.	4.000%	10/20/46	18	18,817
Government National Mortgage Assoc.	4.000%	TBA	250	262,500
Government National Mortgage Assoc.	4.500%	04/20/41	47	50,850
Government National Mortgage Assoc.	4.500%	12/20/44	114	120,780
Government National Mortgage Assoc.	4.500%	01/20/47	24	25,997
Government National Mortgage Assoc.	5.500%	12/15/33	29	32,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,565,804)				9,572,358

U.S. TREASURY OBLIGATIONS — 36.3%
U.S. Treasury Bonds	2.875%	05/15/43	415	417,221
U.S. Treasury Bonds	2.875%	08/15/45	35	35,053
U.S. Treasury Bonds	3.000%	05/15/45	980	1,005,955
U.S. Treasury Bonds	3.000%	05/15/47	60	61,507
U.S. Treasury Bonds	3.625%	08/15/43	280	320,305
U.S. Treasury Bonds	4.250%	11/15/40	250	312,695
U.S. Treasury Bonds	4.625%	02/15/40	175	229,578
U.S. Treasury Notes	1.000%	11/15/19	170	167,928
U.S. Treasury Notes	1.250%	11/30/18	310	309,116
U.S. Treasury Notes	1.250%	12/31/18	785	782,608
U.S. Treasury Notes	1.250%	06/30/19	160	159,169
U.S. Treasury Notes	1.375%	09/30/19	465	463,147
U.S. Treasury Notes	1.375%	04/30/21	410	403,802
U.S. Treasury Notes	1.375%	05/31/21	165	162,364
U.S. Treasury Notes	1.500%	01/31/19	1,195	1,194,627
U.S. Treasury Notes	1.625%	04/30/19	685	685,883
U.S. Treasury Notes	1.625%	06/30/20	790	788,426
U.S. Treasury Notes	1.625%	10/15/20	320	319,125
U.S. Treasury Notes	1.625%	04/30/23	35	34,157
U.S. Treasury Notes	1.750%	03/31/22	55	54,519
U.S. Treasury Notes	1.875%	04/30/22	70	69,710
U.S. Treasury Notes	1.875%	09/30/22	70	69,543
U.S. Treasury Notes	2.000%	11/30/20	935	941,793

U.S. Treasury Notes	2.000%	10/31/22	205	204,880
U.S. Treasury Notes	2.000%	11/30/22	330	329,497
U.S. Treasury Notes	2.125%	06/30/21	80	80,766
U.S. Treasury Notes	2.125%	09/30/21	260	262,295
U.S. Treasury Notes	2.125%	06/30/22	225	226,345
U.S. Treasury Notes	2.125%	12/31/22	150	150,574
U.S. Treasury Notes	2.125%	05/15/25	345	341,510
U.S. Treasury Notes	2.250%	10/31/24	370	370,491
U.S. Treasury Notes	2.250%	11/15/25	130	129,492
U.S. Treasury Notes	2.375%	08/15/24	40	40,402
U.S. Treasury Notes	2.625%	11/15/20	590	605,280

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,734,621)				11,729,763

TOTAL LONG-TERM INVESTMENTS (cost $31,941,332)				32,100,251

SHORT-TERM INVESTMENT — 6.7%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,156,052)(w)			2,156,052	2,156,052

TOTAL INVESTMENTS — 105.9% (cost $34,097,384)				34,256,303
Liabilities in excess of other assets — (5.9)%				(1,918,543)

NET ASSETS — 100.0%				$32,337,760

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$1,004,036	$—
Corporate Bonds	—	9,221,048	—
Foreign Government Bonds	—	229,481	—
Municipal Bonds	—	343,565	—
U.S. Government Agency Obligations	—	9,572,358	—
U.S. Treasury Obligations	—	11,729,763	—
Affiliated Mutual Fund	2,156,052	—	—

Total	$2,156,052	$32,100,251	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential TIPS Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	995	$1,032,422
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	810	850,815
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	770	810,039
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	1,905	2,069,174
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	1,185	1,254,981
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	390	399,728
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	01/15/27	640	641,648
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/24	1,090	1,168,433
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	335	350,350
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	160	168,201
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	275	274,084
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	375	394,986
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	500	582,169
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	595	698,194
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	880	1,024,129
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	225	294,699
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	560	777,194
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	01/15/19	155	182,248
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	105	150,142
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	180	255,456
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	1,475	2,189,241
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27	230	326,447
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	145	199,714
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	425	842,858
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	345	698,642

TOTAL LONG-TERM INVESTMENTS (cost $17,582,359)				17,635,994

			Shares
SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $36,534)(w)			36,534	36,534

TOTAL INVESTMENTS — 100.0% (cost $17,618,893)				17,672,528
Liabilities in excess of other assets — 0.0%				(598)

NET ASSETS — 100.0%				$17,671,930

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$17,635,994	$—
Affiliated Mutual Fund	36,534	—	—

Total	$36,534	$17,635,994	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Commodity Strategies Fund

Consolidated Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 98.7%
U.S. TREASURY OBLIGATIONS(n) — 85.6%
U.S. Treasury Bills	1.013%	11/30/17	7,900	$7,893,572
U.S. Treasury Bills	1.033%	12/07/17	1,500	1,498,523
U.S. Treasury Bills	1.055%	01/04/18	500	499,075
U.S. Treasury Bills(bb)	1.055%	01/04/18	800	798,519
U.S. Treasury Bills(bb)(k)	1.085%	01/11/18	1,000	997,944
U.S. Treasury Bills	1.103%	01/25/18	1,000	997,426

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,684,865)				12,685,059

			Shares
UNAFFILIATED FUND — 13.1%
Dreyfus Treasury Securities Cash Management (cost $1,933,114)(bb)			1,933,114	1,933,114

TOTAL INVESTMENTS — 98.7% (cost $14,617,979)				14,618,173
Other assets in excess of liabilities(z) — 1.3%				191,806

NET ASSETS — 100.0%				$14,809,979

See the Glossary for abbreviations are used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts outstanding at October 31, 2017(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
14	Brent Crude	Jan. 2018	$853,160	$90,800
2	Brent Crude	Feb. 2018	121,320	9,460
8	Brent Crude	Mar. 2018	483,520	25,200
5	Coffee ‘C’	Dec. 2017	234,562	(37,163)
1	Coffee ‘C’	Sep. 2018	50,850	(2,063)
14	Copper	Dec. 2017	1,085,350	88,925
2	Copper	Sep. 2018	157,550	2,450
59	Corn	Dec. 2017	1,019,963	(102,212)
3	Cotton No. 2	Dec. 2017	102,570	2,075
1	Cotton No. 2	Mar. 2018	34,170	(2,405)
8	Gasoline RBOB	Jan. 2018	575,400	55,272
2	Gasoline RBOB	Mar. 2018	144,984	4,994
8	Gold 100 OZ	Dec. 2017	1,016,400	30,590
1	Gold 100 OZ	Aug. 2018	128,650	(8,020)
11	Hard Red Winter Wheat	Dec. 2017	229,075	(36,025)
6	Lean Hogs	Dec. 2017	163,200	24,590
1	Lean Hogs	Jul. 2018	32,690	1,650
6	Live Cattle	Dec. 2017	301,500	32,090
2	Live Cattle	Jun. 2018	95,060	5,580
5	LME Nickel	Nov. 2017	367,845	47,025
4	LME Nickel	Dec. 2017	294,660	47,118
5	LME Nickel	Jan. 2018	368,880	35,880
1	LME Nickel	Feb. 2018	73,872	10,140
6	LME Nickel	Jun. 2018	446,220	59,781
7	LME PRI Aluminum	Nov. 2017	375,594	21,221
10	LME PRI Aluminum	Dec. 2017	538,125	57,798
8	LME PRI Aluminum	Jan. 2018	431,700	1,116
5	LME PRI Aluminum	Mar. 2018	271,063	25,950
6	LME PRI Aluminum	Jun. 2018	327,375	5,058
3	LME Zinc	Nov. 2017	248,175	30,960
2	LME Zinc	Dec. 2017	164,500	23,351
3	LME Zinc	Jan. 2018	245,700	1,835
1	LME Zinc	Mar. 2018	81,175	15,670
1	LME Zinc	May 2018	80,475	11,251
3	LME Zinc	Jun. 2018	240,525	12,460
36	Natural Gas	Jan. 2018	1,089,360	(56,880)
4	Natural Gas	Jul. 2018	116,720	(2,290)
26	No. 2 Soft Red Winter Wheat	Dec. 2017	544,050	(80,675)
7	NY Harbor ULSD	Jan. 2018	552,838	38,048
2	NY Harbor ULSD	Mar. 2018	156,828	6,212
6	Silver	Dec. 2017	500,790	(10,450)
1	Silver	Sep. 2018	84,855	(1,820)
16	Soybean	Jan. 2018	787,800	5,050
13	Soybean Meal	Jan. 2018	407,940	(6,590)
9	Soybean Oil	Jan. 2018	188,568	8,166
7	Soybean Oil	Mar. 2018	147,462	1,680
2	Soybean Oil	Jul. 2018	42,576	84
18	Sugar #11 (World)	Mar. 2018	297,158	1,176
2	Sugar #11 (World)	Jul. 2018	33,398	997
14	WTI Crude	Jan. 2018	764,260	48,800
5	WTI Crude	Mar. 2018	273,600	5,880
3	WTI Crude	Aug. 2018	161,700	7,900

				557,690

	Short Positions:
5	LME Nickel	Nov. 2017	367,845	(40,425)
4	LME Nickel	Dec. 2017	294,660	(40,206)
1	LME Nickel	Feb. 2018	73,872	(20,394)
3	LME Nickel	Jun. 2018	223,110	(24,396)
7	LME PRI Aluminum	Nov. 2017	375,594	(1,150)
10	LME PRI Aluminum	Dec. 2017	538,125	(36,591)
1	LME PRI Aluminum	Jan. 2018	53,963	75
5	LME PRI Aluminum	Mar. 2018	271,063	(18,396)
3	LME Zinc	Nov. 2017	248,175	(2,438)
2	LME Zinc	Dec. 2017	164,500	(5,450)
1	LME Zinc	Mar. 2018	81,175	(11,681)
1	LME Zinc	May 2018	80,475	(9,375)

				(210,427)

				$347,263

Cash of $196,191 and a security with a market value of $997,944 has been segregated with Morgan Stanley to cover requirements for open futures contracts at October 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$12,685,059	$—
Unaffiliated Fund	1,933,114	—	—
Other Financial Instruments*
Commodity Futures Contracts	347,263	—	—

Total	$2,280,377	$12,685,059	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	650	$76,862
Esterline Technologies Corp.*	130	12,331
Huntington Ingalls Industries, Inc.	370	86,147

		175,340

Airlines — 0.4%
JetBlue Airways Corp.*	2,100	40,215

Auto Components — 0.1%
Adient PLC	60	5,062
Dana, Inc.	200	6,098

		11,160

Automobiles — 1.0%
Thor Industries, Inc.	650	88,543

Banks — 7.7%
Associated Banc-Corp.	2,200	55,660
East West Bancorp, Inc.	1,490	89,162
Financial Institutions, Inc.	190	6,232
Fulton Financial Corp.	2,100	38,220
Hancock Holding Co.	560	27,300
International Bancshares Corp.	1,260	51,156
PacWest Bancorp	1,570	75,862
Popular, Inc. (Puerto Rico)	1,210	44,383
QCR Holdings, Inc.	100	4,775
Shore Bancshares, Inc.	600	9,876
Signature Bank*	80	10,401
SVB Financial Group*	430	94,290
Synovus Financial Corp.	1,610	75,429
TCF Financial Corp.	1,200	21,864
Umpqua Holdings Corp.	2,100	42,966
Valley National Bancorp	300	3,450
Wintrust Financial Corp.	870	70,722

		721,748

Beverages — 0.4%
Boston Beer Co., Inc. (The) (Class A Stock)*	160	28,488
National Beverage Corp.	110	10,769

		39,257

Biotechnology — 1.2%
Bioverativ, Inc.*	1,310	74,015
United Therapeutics Corp.*	300	35,577

		109,592

Capital Markets — 2.8%
Donnelley Financial Solutions, Inc.*	200	4,300
Eaton Vance Corp.	380	19,178
LPL Financial Holdings, Inc.	400	19,844
MarketAxess Holdings, Inc.	200	34,800
MSCI, Inc.	830	97,409
SEI Investments Co.	1,310	84,508
Stifel Financial Corp.	100	5,303

		265,342

Chemicals — 3.0%
Ashland Global Holdings, Inc.	510	34,670

Chemours Co. (The)	2,090	118,315
Olin Corp.	2,160	78,905
PolyOne Corp.	980	45,148

		277,038

Commercial Services & Supplies — 1.0%
Brink’s Co. (The)	40	3,044
Deluxe Corp.	220	15,323
Herman Miller, Inc.	1,650	55,440
Pitney Bowes, Inc.	1,100	15,114
SP Plus Corp.*	100	3,875

		92,796

Communications Equipment — 0.8%
ARRIS International PLC*	2,600	74,100

Construction & Engineering — 1.8%
AECOM*	1,240	43,474
EMCOR Group, Inc.	960	77,290
Valmont Industries, Inc.	290	46,081

		166,845

Construction Materials — 0.6%
Eagle Materials, Inc.	550	58,063

Consumer Finance — 0.5%
Navient Corp.	3,600	44,856

Containers & Packaging — 1.3%
Greif, Inc. (Class A Stock)	930	51,643
Owens-Illinois, Inc.*	2,800	66,892

		118,535

Diversified Consumer Services — 0.9%
Service Corp. International	2,330	82,622

Diversified Financial Services — 0.2%
Marlin Business Services Corp.	500	10,950
NewStar Financial, Inc.	800	9,824

		20,774

Electric Utilities — 1.2%
Hawaiian Electric Industries, Inc.	840	30,626
MGE Energy, Inc.	320	21,136
OGE Energy Corp.	1,550	57,102
Otter Tail Corp.	50	2,298

		111,162

Electrical Equipment — 1.5%
EnerSys	800	55,496
Hubbell, Inc.	300	37,746
Regal Beloit Corp.	530	43,009

		136,251

Electronic Equipment, Instruments & Components — 6.1%
Arrow Electronics, Inc.*	1,020	85,262
Avnet, Inc.	1,750	69,650
Cognex Corp.	780	96,057
IPG Photonics Corp.*	450	95,809
Jabil, Inc.	2,400	67,872

SYNNEX Corp.	300	40,464
Trimble, Inc.*	2,320	94,842
Vishay Intertechnology, Inc.	800	17,800

		567,756

Energy Equipment & Services — 0.6%
Core Laboratories NV	40	3,996
Nabors Industries Ltd.	7,900	44,477
Superior Energy Services, Inc.*	1,300	11,466

		59,939

Equity Real Estate Investment Trusts (REITs) — 8.1%
American Campus Communities, Inc.	1,800	74,844
Brixmor Property Group, Inc.	2,500	43,675
Chesapeake Lodging Trust	1,000	27,900
CoreCivic, Inc.	2,500	61,650
DCT Industrial Trust, Inc.	220	12,764
DDR Corp.	3,700	28,379
Franklin Street Properties Corp.	1,400	14,000
GEO Group, Inc. (The)	2,530	65,654
Hospitality Properties Trust	2,540	72,593
Liberty Property Trust	1,860	79,757
Mack-Cali Realty Corp.	1,200	27,324
Medical Properties Trust, Inc.	300	3,969
Omega Healthcare Investors, Inc.	340	9,812
Park Hotels & Resorts, Inc.	1,100	31,669
Rayonier, Inc.	1,200	35,976
Sabra Health Care REIT, Inc.	300	5,976
Senior Housing Properties Trust	3,700	68,080
Spirit Realty Capital, Inc.	1,400	11,634
Washington Prime Group, Inc.	5,200	40,716
Xenia Hotels & Resorts, Inc.	1,600	34,816

		751,188

Food Products — 2.3%
Ingredion, Inc.	540	67,689
Lamb Weston Holdings, Inc.	1,670	85,153
Sanderson Farms, Inc.	420	62,820

		215,662

Gas Utilities — 2.4%
Atmos Energy Corp.	1,070	93,347
Southwest Gas Holdings, Inc.	520	42,843
UGI Corp.	1,870	89,498

		225,688

Health Care Equipment & Supplies — 3.4%
Halyard Health, Inc.*	260	10,959
Hill-Rom Holdings, Inc.	870	70,217
Masimo Corp.*	780	68,453
STERIS PLC	460	42,932
Teleflex, Inc.	400	94,792
West Pharmaceutical Services, Inc.	280	28,392

		315,745

Health Care Providers & Services — 1.5%
MEDNAX, Inc.*	960	42,038
WellCare Health Plans, Inc.*	490	96,893

		138,931

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.	1,200	36,864
Dunkin’ Brands Group, Inc.	420	24,810
Hilton Grand Vacations, Inc.*	400	16,384
Papa John’s International, Inc.	400	27,220
Texas Roadhouse, Inc.	1,220	61,012
Wendy’s Co. (The)	200	3,042

		169,332

Household Durables — 2.6%
NVR, Inc.*	33	108,285
Tempur Sealy International, Inc.*(a)	780	50,989
Toll Brothers, Inc.	1,890	87,015

		246,289

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	1,300	13,819
NRG Energy, Inc.	300	7,500

		21,319

Insurance — 4.0%
American Financial Group, Inc.	780	82,282
Brown & Brown, Inc.	280	13,955
CNO Financial Group, Inc.	2,800	67,116
First American Financial Corp.	760	41,359
Genworth Financial, Inc. (Class A Stock)*	9,200	30,452
Hanover Insurance Group, Inc. (The)	430	42,304
National General Holdings Corp.	1,300	26,234
Old Republic International Corp.	3,600	73,044

		376,746

Internet Software & Services — 0.0%
IAC/InterActiveCorp.*	20	2,581

IT Services — 3.7%
Booz Allen Hamilton Holding Corp.	1,200	45,348
Broadridge Financial Solutions, Inc.	910	78,187
CACI International, Inc. (Class A Stock)*	30	4,313
DST Systems, Inc.	1,140	66,827
Leidos Holdings, Inc.	870	54,392
MAXIMUS, Inc.	970	64,437
Science Applications International Corp.	490	35,937

		349,441

Leisure Products — 0.6%
Brunswick Corp.	1,140	57,741

Life Sciences Tools & Services — 1.0%
Bruker Corp.	400	12,560
Charles River Laboratories International, Inc.*	680	79,077

		91,637

Machinery — 5.8%
AGCO Corp.	130	8,914
Crane Co.	690	57,353
Global Brass & Copper Holdings, Inc.	230	8,050
Graco, Inc.	580	76,438
IDEX Corp.	150	19,231
ITT, Inc.	620	28,917
Lincoln Electric Holdings, Inc.	800	73,336
Oshkosh Corp.	950	86,982

Terex Corp.	1,670	78,674
Timken Co. (The)	720	33,948
Toro Co. (The)	1,080	67,878

		539,721

Media — 0.8%
John Wiley & Sons, Inc. (Class A Stock)	280	15,302
Live Nation Entertainment, Inc.*	100	4,378
TEGNA, Inc.	4,800	58,704

		78,384

Metals & Mining — 2.2%
Reliance Steel & Aluminum Co.	960	73,766
Steel Dynamics, Inc.	2,300	85,583
United States Steel Corp.	1,900	48,108

		207,457

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	1,300	17,472
Western Asset Mortgage Capital Corp.	2,600	26,182

		43,654

Multi-Utilities — 1.4%
MDU Resources Group, Inc.	2,800	76,580
NorthWestern Corp.	940	55,723

		132,303

Multiline Retail — 0.2%
Macy’s, Inc.	800	15,008

Oil, Gas & Consumable Fuels — 2.8%
CONSOL Energy, Inc.*	4,000	64,520
Newfield Exploration Co.*	1,630	50,188
Pacific Ethanol, Inc.*	1,500	7,200
Panhandle Oil and Gas, Inc. (Class A Stock)	400	9,660
QEP Resources, Inc.*	6,700	59,965
World Fuel Services Corp.	1,690	46,982
WPX Energy, Inc.*	2,100	23,688

		262,203

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.*	2,400	65,232

Personal Products — 0.8%
Avon Products, Inc. (United Kingdom)*	4,200	9,576
Nu Skin Enterprises, Inc. (Class A Stock)	970	61,702

		71,278

Pharmaceuticals — 1.4%
Catalent, Inc.*	500	21,295
Endo International PLC*	6,600	42,108
Mallinckrodt PLC*	1,970	62,390

		125,793

Professional Services — 1.3%
Dun & Bradstreet Corp. (The)	210	24,534
Insperity, Inc.	60	5,694
ManpowerGroup, Inc.	730	89,995

		120,223

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	560	72,514
RMR Group, Inc. (The) (Class A Stock)	450	23,603

		96,117

Road & Rail — 1.0%
Landstar System, Inc.	510	50,363
Old Dominion Freight Line, Inc.	380	46,029

		96,392

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*	30	2,542
Alpha & Omega Semiconductor Ltd.*	300	5,529
Cirrus Logic, Inc.*	1,150	64,400
Microsemi Corp.*	490	26,151
MKS Instruments, Inc.	100	10,865
Silicon Laboratories, Inc.*	30	2,847
Synaptics, Inc.*	1,340	49,741
Teradyne, Inc.	2,370	101,649
Versum Materials, Inc.	1,760	74,061

		337,785

Software — 2.8%
ACI Worldwide, Inc.*	700	16,856
CDK Global, Inc.	1,420	90,255
Fair Isaac Corp.	440	63,870
Fortinet, Inc.*	1,980	78,032
Take-Two Interactive Software, Inc.*	110	12,172

		261,185

Specialty Retail — 2.3%
Burlington Stores, Inc.*	60	5,633
Dick’s Sporting Goods, Inc.	2,270	55,547
GameStop Corp. (Class A Stock)	2,600	48,594
Michaels Cos., Inc. (The)*	400	7,768
Murphy USA, Inc.*	90	6,693
Office Depot, Inc.	9,700	30,070
Sally Beauty Holdings, Inc.*	3,200	55,392
Tilly’s, Inc. (Class A Stock)	200	2,382

		212,079

Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.*	1,290	41,396

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	270	26,117
Skechers U.S.A., Inc. (Class A Stock)*	2,520	80,438

		106,555

Thrifts & Mortgage Finance — 0.1%
United Financial Bancorp, Inc.	700	12,817

Water Utilities — 0.1%
SJW Group	80	4,745

Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	2,100	61,215

TOTAL COMMON STOCKS (cost $8,378,628)		9,115,776

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.3%
Exchange Traded Funds
iShares Core S&P Mid-Cap ETF (cost $205,813)	1,166	213,331

TOTAL LONG-TERM INVESTMENTS (cost $8,584,441)		9,329,107

SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	38,149	38,149
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $46,044; includes $45,993 of cash collateral for securities on loan)(b)(w)	46,039	46,044

TOTAL SHORT-TERM INVESTMENTS (cost $84,193)		84,193

TOTAL INVESTMENTS — 100.8% (cost $8,668,634)		9,413,300
Liabilities in excess of other assets — (0.8)%		(77,785)

NET ASSETS — 100.0%		$9,335,515

See Glossary for used abbreviation in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,990; cash collateral of $45,993 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$175,340	$—	$—
Airlines	40,215	—	—
Auto Components	11,160	—	—
Automobiles	88,543	—	—
Banks	721,748	—	—
Beverages	39,257	—	—
Biotechnology	109,592	—	—
Capital Markets	265,342	—	—
Chemicals	277,038	—	—
Commercial Services & Supplies	92,796	—	—
Communications Equipment	74,100	—	—
Construction & Engineering	166,845	—	—
Construction Materials	58,063	—	—
Consumer Finance	44,856	—	—

Containers & Packaging	118,535	—	—
Diversified Consumer Services	82,622	—	—
Diversified Financial Services	20,774	—	—
Electric Utilities	111,162	—	—
Electrical Equipment	136,251	—	—
Electronic Equipment, Instruments & Components	567,756	—	—
Energy Equipment & Services	59,939	—	—
Equity Real Estate Investment Trusts (REITs)	751,188	—	—
Food Products	215,662	—	—
Gas Utilities	225,688	—	—
Health Care Equipment & Supplies	315,745	—	—
Health Care Providers & Services	138,931	—	—
Hotels, Restaurants & Leisure	169,332	—	—
Household Durables	246,289	—	—
Independent Power & Renewable Electricity Producers	21,319	—	—
Insurance	376,746	—	—
Internet Software & Services	2,581	—	—
IT Services	349,441	—	—
Leisure Products	57,741	—	—
Life Sciences Tools & Services	91,637	—	—
Machinery	539,721	—	—
Media	78,384	—	—
Metals & Mining	207,457	—	—
Mortgage Real Estate Investment Trusts (REITs)	43,654	—	—
Multi-Utilities	132,303	—	—
Multiline Retail	15,008	—	—
Oil, Gas & Consumable Fuels	262,203	—	—
Paper & Forest Products	65,232	—	—
Personal Products	71,278	—	—
Pharmaceuticals	125,793	—	—
Professional Services	120,223	—	—
Real Estate Management & Development	96,117	—	—
Road & Rail	96,392	—	—
Semiconductors & Semiconductor Equipment	337,785	—	—
Software	261,185	—	—
Specialty Retail	212,079	—	—
Technology Hardware, Storage & Peripherals	41,396	—	—
Textiles, Apparel & Luxury Goods	106,555	—	—
Thrifts & Mortgage Finance	12,817	—	—
Water Utilities	4,745	—	—
Wireless Telecommunication Services	61,215	—	—
Unaffiliated Exchange Traded Funds	213,331	—	—
Affiliated Mutual Funds	84,193	—	—

Total	$9,413,300	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA US Broad Market Index Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 93.1%
Aerospace & Defense — 2.3%
AAR Corp.	20	$778
Aerojet Rocketdyne Holdings, Inc.*	60	1,895
Aerovironment, Inc.*	14	716
Arconic, Inc.	400	10,048
Axon Enterprise, Inc.*	20	459
Boeing Co. (The)	539	139,051
Cubic Corp.	20	1,091
Curtiss-Wright Corp.	48	5,676
Engility Holdings, Inc.*	20	673
Esterline Technologies Corp.*	30	2,846
General Dynamics Corp.	273	55,414
Huntington Ingalls Industries, Inc.	50	11,641
KLX, Inc.*	50	2,743
L3 Technologies, Inc.	82	15,349
Lockheed Martin Corp.	247	76,116
Mercury Systems, Inc.*	50	2,524
Moog, Inc., (Class A Stock)*	38	3,335
National Presto Industries, Inc.	8	935
Northrop Grumman Corp.	174	51,422
Orbital ATK, Inc.	60	7,976
Raytheon Co.	287	51,717
Rockwell Collins, Inc.	160	21,696
Teledyne Technologies, Inc.*	39	6,628
Textron, Inc.	250	13,185
TransDigm Group, Inc.	52	14,430
Triumph Group, Inc.	40	1,242
United Technologies Corp.	725	86,826

		586,412

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	1,841
C.H. Robinson Worldwide, Inc.	138	10,837
Echo Global Logistics, Inc.*	20	481
Expeditors International of Washington, Inc.	180	10,508
FedEx Corp.	243	54,872
Forward Air Corp.	40	2,298
Hub Group, Inc., (Class A Stock)*	20	866
United Parcel Service, Inc., (Class B Stock)	670	78,745

		160,448

Airlines — 0.4%
Alaska Air Group, Inc.	123	8,122
Allegiant Travel Co.	18	2,455
American Airlines Group, Inc.	436	20,414
Delta Air Lines, Inc.	640	32,019
Hawaiian Holdings, Inc.*	50	1,675
JetBlue Airways Corp.*	300	5,745
SkyWest, Inc.	40	1,884
Southwest Airlines Co.	550	29,623
United Continental Holdings, Inc.*	250	14,620

		116,557

Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc.*	35	623
BorgWarner, Inc.	200	10,544
Cooper Tire & Rubber Co.	53	1,738
Cooper-Standard Holdings, Inc.*	20	2,229

Dana, Inc.	130	3,964
Delphi Automotive PLC	260	25,839
Dorman Products, Inc.*	40	2,764
Fox Factory Holding Corp.*	40	1,702
Gentex Corp.	270	5,241
Gentherm, Inc.*	20	670
Goodyear Tire & Rubber Co. (The)	230	7,036
LCI Industries	25	3,095
Motorcar Parts of America, Inc.*	20	578
Standard Motor Products, Inc.	10	437
Superior Industries International, Inc.	20	311

		66,771

Automobiles — 0.4%
Ford Motor Co.	3,740	45,890
General Motors Co.	1,260	54,155
Harley-Davidson, Inc.	160	7,574
Thor Industries, Inc.	50	6,811
Winnebago Industries, Inc.	20	983

		115,413

Banks — 6.2%
Ameris Bancorp.	40	1,916
Associated Banc-Corp.	120	3,036
Banc of California, Inc.	30	632
BancorpSouth, Inc.	70	2,212
Bank of America Corp.	9,470	259,383
Bank of Hawaii Corp.	40	3,264
Bank of the Ozarks	110	5,128
Banner Corp.	30	1,720
BB&T Corp.	780	38,407
Boston Private Financial Holdings, Inc.	40	636
Brookline Bancorp, Inc.	33	508
Cathay General Bancorp	70	2,926
Central Pacific Financial Corp.	20	622
Chemical Financial Corp.	70	3,688
Citigroup, Inc.	2,630	193,305
Citizens Financial Group, Inc.	466	17,713
City Holding Co.	10	705
Columbia Banking System, Inc.	60	2,611
Comerica, Inc.	170	13,357
Commerce Bancshares, Inc.	92	5,351
Community Bank System, Inc.	52	2,875
Cullen/Frost Bankers, Inc.	60	5,910
Customers Bancorp, Inc.*	20	547
CVB Financial Corp.	80	1,909
East West Bancorp, Inc.	140	8,378
Fidelity Southern Corp.	20	439
Fifth Third Bancorp	700	20,230
First BanCorp. (Puerto Rico)*	100	515
First Commonwealth Financial Corp.	40	582
First Financial Bancorp	40	1,092
First Financial Bankshares, Inc.	60	2,739
First Horizon National Corp.	200	3,754
First Midwest Bancorp, Inc.	90	2,078
FNB Corp.	310	4,182
Fulton Financial Corp.	140	2,548
Glacier Bancorp, Inc.	60	2,278
Great Western Bancorp, Inc.	56	2,273
Hancock Holding Co.	82	3,997

Hanmi Financial Corp.	20	615
Home BancShares, Inc.	130	2,922
Hope Bancorp, Inc.	110	2,030
Huntington Bancshares, Inc.	1,040	14,352
Independent Bank Corp.	35	2,523
International Bancshares Corp.	50	2,030
JPMorgan Chase & Co.	3,407	342,778
KeyCorp	1,050	19,162
LegacyTexas Financial Group, Inc.	40	1,596
M&T Bank Corp.	149	24,849
MB Financial, Inc.	70	3,216
National Bank Holdings Corp., (Class A Stock)	10	328
NBT Bancorp, Inc.	20	763
OFG Bancorp (Puerto Rico)	40	356
Old National Bancorp	110	2,002
Opus Bank*	20	518
Pacific Premier Bancorp, Inc.*	40	1,616
PacWest Bancorp	130	6,282
People’s United Financial, Inc.	320	5,971
Pinnacle Financial Partners, Inc.	80	5,296
PNC Financial Services Group, Inc. (The)	469	64,155
Prosperity Bancshares, Inc.	70	4,605
Regions Financial Corp.	1,150	17,802
S&T Bancorp, Inc.	36	1,472
ServisFirst Bancshares, Inc.	50	2,050
Signature Bank*	60	7,801
Simmons First National Corp., (Class A Stock)	40	2,308
Southside Bancshares, Inc.	21	744
Sterling Bancorp	215	5,386
SunTrust Banks, Inc.	470	28,299
SVB Financial Group*	51	11,183
Synovus Financial Corp.	110	5,153
TCF Financial Corp.	140	2,551
Texas Capital Bancshares, Inc.*	50	4,302
Tompkins Financial Corp.	10	871
Trustmark Corp.	60	1,976
U.S. Bancorp	1,540	83,745
UMB Financial Corp.	46	3,382
Umpqua Holdings Corp.	200	4,092
United Bankshares, Inc.	89	3,200
United Community Banks, Inc.	60	1,645
Valley National Bancorp	220	2,530
Webster Financial Corp.	80	4,399
Wells Fargo & Co.	4,318	242,413
Westamerica Bancorporation	30	1,747
Wintrust Financial Corp.	50	4,064
Zions Bancorporation	200	9,292

		1,583,818

Beverages — 1.7%
Boston Beer Co., Inc. (The), (Class A Stock)*	10	1,780
Brown-Forman Corp., (Class B Stock)	190	10,834
Coca-Cola Bottling Co. Consolidated	12	2,707
Coca-Cola Co. (The)	3,720	171,046
Constellation Brands, Inc., (Class A Stock)	173	37,902

Dr. Pepper Snapple Group, Inc.	180	15,419
Molson Coors Brewing Co., (Class B Stock)	180	14,557
Monster Beverage Corp.*	410	23,751
PepsiCo, Inc.	1,385	152,668

		430,664

Biotechnology — 2.5%
AbbVie, Inc.	1,544	139,346
Acorda Therapeutics, Inc.*	20	531
Alexion Pharmaceuticals, Inc.*	214	25,607
AMAG Pharmaceuticals, Inc.*	20	314
Amgen, Inc.	712	124,757
Biogen, Inc.*	207	64,514
Bioverativ, Inc.*	112	6,328
Celgene Corp.*	762	76,939
Cytokinetics, Inc.*	30	409
Eagle Pharmaceuticals, Inc.*	8	430
Emergent BioSolutions, Inc.*	40	1,640
Enanta Pharmaceuticals, Inc.*	16	795
Gilead Sciences, Inc.	1,274	95,499
Incyte Corp.*	164	18,573
Ligand Pharmaceuticals, Inc.*	25	3,634
MiMedx Group, Inc.*	50	634
Momenta Pharmaceuticals, Inc.*	40	564
Myriad Genetics, Inc.*	60	2,057
Progenics Pharmaceuticals, Inc.*	30	186
Regeneron Pharmaceuticals, Inc.*	76	30,599
Repligen Corp.*	40	1,488
Spectrum Pharmaceuticals, Inc.*	95	1,861
United Therapeutics Corp.*	50	5,929
Vertex Pharmaceuticals, Inc.*	250	36,557

		639,191

Building Products — 0.4%
A.O. Smith Corp.	140	8,288
AAON, Inc.	20	700
Allegion PLC	100	8,339
American Woodmark Corp.*	14	1,352
Apogee Enterprises, Inc.	20	955
Fortune Brands Home & Security, Inc.	150	9,909
Gibraltar Industries, Inc.*	10	332
Griffon Corp.	20	451
Insteel Industries, Inc.	10	256
Johnson Controls International PLC	890	36,837
Lennox International, Inc.	40	7,645
Masco Corp.	310	12,344
Patrick Industries, Inc.*	20	1,860
PGT Innovations, Inc.*	40	564
Quanex Building Products Corp.	30	658
Simpson Manufacturing Co., Inc.	40	2,230
Trex Co., Inc.*	37	4,050
Universal Forest Products, Inc.	30	3,387

		100,157

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	53	9,885
Ameriprise Financial, Inc.	146	22,855
Bank of New York Mellon Corp. (The)	990	50,935
BlackRock, Inc.	123	57,912
Cboe Global Markets, Inc.	113	12,776
Charles Schwab Corp. (The)	1,160	52,014
CME Group, Inc.	328	44,992
Donnelley Financial Solutions, Inc.*	20	430
E*TRADE Financial Corp.*	260	11,333
Eaton Vance Corp.	110	5,552
Evercore, Inc., (Class A Stock)	50	4,005
FactSet Research Systems, Inc.	45	8,544

Federated Investors, Inc., (Class B Stock)	80	2,486
Financial Engines, Inc.	55	1,986
Franklin Resources, Inc.	320	13,482
Goldman Sachs Group, Inc. (The)	352	85,353
Greenhill & Co., Inc.	20	366
Interactive Brokers Group, Inc., (Class A Stock)	65	3,511
Intercontinental Exchange, Inc.	580	38,338
INTL. FCStone, Inc.*	20	830
Invesco Ltd.	380	13,600
Investment Technology Group, Inc.	30	704
Janus Henderson Group PLC (United Kingdom)*	178	6,186
Legg Mason, Inc.	80	3,054
MarketAxess Holdings, Inc.	40	6,960
Moody’s Corp.	160	22,786
Morgan Stanley	1,370	68,500
MSCI, Inc.	90	10,562
Nasdaq, Inc.	110	7,992
Northern Trust Corp.	210	19,639
Piper Jaffray Cos.	10	731
Raymond James Financial, Inc.	130	11,021
S&P Global, Inc.	250	39,117
SEI Investments Co.	130	8,386
State Street Corp.	360	33,120
Stifel Financial Corp.	70	3,712
T. Rowe Price Group, Inc.	230	21,367
Virtus Investment Partners, Inc.	8	931
Waddell & Reed Financial, Inc., (Class A Stock)	80	1,495
WisdomTree Investments, Inc.	50	555

		708,003

Chemicals — 2.2%
A Schulman, Inc.	20	786
AdvanSix, Inc.*	24	1,110
Air Products & Chemicals, Inc.	210	33,480
Albemarle Corp.	110	15,498
American Vanguard Corp.	30	675
Ashland Global Holdings, Inc.	60	4,079
Balchem Corp.	30	2,529
Cabot Corp.	60	3,658
Calgon Carbon Corp.	30	651
CF Industries Holdings, Inc.	210	7,976
Chemours Co. (The)	188	10,643
DowDuPont, Inc.	2,255	163,059
Eastman Chemical Co.	140	12,713
Ecolab, Inc.	254	33,188
Flotek Industries, Inc.*	40	197
FMC Corp.	130	12,072
FutureFuel Corp.	30	455
H.B. Fuller Co.	50	2,843
Hawkins, Inc.	10	381
Ingevity Corp.*	50	3,561
Innophos Holdings, Inc.	10	489
Innospec, Inc.	26	1,608
International Flavors & Fragrances, Inc.	78	11,499
Koppers Holdings, Inc.*	20	971
Kraton Corp.*	20	981
LSB Industries, Inc.*	50	377
LyondellBasell Industries NV, (Class A Stock)	320	33,130
Minerals Technologies, Inc.	38	2,732
Monsanto Co.	430	52,073

Mosaic Co. (The)	320	7,149
NewMarket Corp.	10	4,004
Olin Corp.	160	5,845
PolyOne Corp.	70	3,225
PPG Industries, Inc.	248	28,828
Praxair, Inc.	280	40,914
Quaker Chemical Corp.	20	3,106
Rayonier Advanced Materials, Inc.	30	431
RPM International, Inc.	130	6,933
Scotts Miracle-Gro Co. (The)	50	4,981
Sensient Technologies Corp.	40	3,042
Sherwin-Williams Co. (The)	80	31,612
Stepan Co.	28	2,236
Tredegar Corp.	20	387
Valvoline, Inc.	162	3,891

		559,998

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	50	2,099
Brady Corp., (Class A Stock)	30	1,142
Brink’s Co. (The)	50	3,805
Cintas Corp.	85	12,668
Clean Harbors, Inc.*	55	2,943
Copart, Inc.*	190	6,895
Deluxe Corp.	50	3,482
Essendant, Inc.	30	290
Healthcare Services Group, Inc.	70	3,702
Herman Miller, Inc.	56	1,882
HNI Corp.	40	1,369
Interface, Inc.	30	684
LSC Communications, Inc.	24	388
Matthews International Corp., (Class A Stock)	40	2,514
Mobile Mini, Inc.	20	662
MSA Safety, Inc.	37	2,942
Multi-Color Corp.	10	827
Pitney Bowes, Inc.	150	2,061
Republic Services, Inc.	230	14,966
Rollins, Inc.	100	4,391
RR Donnelley & Sons Co.	30	276
Stericycle, Inc.*	86	6,093
Team, Inc.*	20	246
Tetra Tech, Inc.	60	2,955
UniFirst Corp.	20	3,150
US Ecology, Inc.	20	951
Viad Corp.	30	1,742
Waste Management, Inc.	391	32,128

		117,253

Communications Equipment — 1.0%
ADTRAN, Inc.	20	422
Applied Optoelectronics, Inc.*	20	815
ARRIS International PLC*	150	4,275
Black Box Corp.	60	186
Brocade Communications Systems, Inc.	390	4,543
CalAmp Corp.*	30	682
Ciena Corp.*	110	2,340
Cisco Systems, Inc.	4,830	164,944
Comtech Telecommunications Corp.	32	688
Digi International, Inc.*	30	312
F5 Networks, Inc.*	60	7,276

Harmonic, Inc.*	50	185
Harris Corp.	120	16,718
InterDigital, Inc.	40	2,934
Juniper Networks, Inc.	350	8,690
Lumentum Holdings, Inc.*	60	3,789
Motorola Solutions, Inc.	155	14,034
NETGEAR, Inc.*	30	1,400
NetScout Systems, Inc.*	70	1,988
Oclaro, Inc.*	160	1,323
Plantronics, Inc.	32	1,452
ViaSat, Inc.*	55	3,581
Viavi Solutions, Inc.*	190	1,763

		244,340

Construction & Engineering — 0.2%
AECOM*	154	5,399
Aegion Corp.*	20	466
Comfort Systems USA, Inc.	37	1,639
Dycom Industries, Inc.*	40	3,513
EMCOR Group, Inc.	60	4,831
Fluor Corp.	130	5,602
Granite Construction, Inc.	40	2,548
Jacobs Engineering Group, Inc.	120	6,985
KBR, Inc.	120	2,356
MYR Group, Inc.*	20	638
Orion Group Holdings, Inc.*	50	360
Quanta Services, Inc.*	150	5,659
Valmont Industries, Inc.	25	3,972

		43,968

Construction Materials — 0.1%
Eagle Materials, Inc.	48	5,068
Martin Marietta Materials, Inc.	60	13,011
U.S. Concrete, Inc.*	20	1,564
Vulcan Materials Co.	127	15,462

		35,105

Consumer Finance — 0.7%
American Express Co.	710	67,819
Capital One Financial Corp.	475	43,785
Discover Financial Services	370	24,616
Encore Capital Group, Inc.*	20	929
Enova International, Inc.*	40	594
EZCORP, Inc., (Class A Stock)*	40	410
FirstCash, Inc.	50	3,193
Green Dot Corp., (Class A Stock)*	40	2,265
Navient Corp.	220	2,741
PRA Group, Inc.*	50	1,395
SLM Corp.*	340	3,601
Synchrony Financial	700	22,834
World Acceptance Corp.*	10	875

		175,057

Containers & Packaging — 0.4%
AptarGroup, Inc.	60	5,224
Avery Dennison Corp.	90	9,555
Ball Corp.	330	14,167
Bemis Co., Inc.	80	3,602
Greif, Inc., (Class A Stock)	28	1,555
International Paper Co.	400	22,908

Myers Industries, Inc.	30	648
Owens-Illinois, Inc.*	130	3,106
Packaging Corp. of America	90	10,464
Sealed Air Corp.	180	7,961
Silgan Holdings, Inc.	70	2,048
Sonoco Products Co.	100	5,179
WestRock Co.	240	14,719

		101,136

Distributors — 0.1%
Core-Mark Holding Co., Inc.	30	1,022
Genuine Parts Co.	140	12,352
LKQ Corp.*	300	11,307
Pool Corp.	41	4,952

		29,633

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	50	1,847
American Public Education, Inc.*	20	400
Capella Education Co.	10	815
Career Education Corp.*	50	534
Graham Holdings Co., (Class B Stock)	5	2,782
H&R Block, Inc.	190	4,701
Regis Corp.*	30	448
Service Corp. International	180	6,383
Sotheby’s*	50	2,591
Strayer Education, Inc.	10	937

		21,438

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., (Class B Stock)*	1,868	349,204
Leucadia National Corp.	296	7,489

		356,693

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	5,940	199,881
ATN International, Inc.	10	543
CenturyLink, Inc.(a)	630	11,964
Cincinnati Bell, Inc.*	30	573
Cogent Communications Holdings, Inc.	40	2,156
Consolidated Communications Holdings, Inc.	20	383
Frontier Communications Corp.	35	424
General Communication, Inc., (Class A Stock)*	30	1,227
Iridium Communications, Inc.*	50	600
Level 3 Communications, Inc.*	160	8,581
Lumos Networks Corp.*	30	539
Verizon Communications, Inc.	3,936	188,416
Vonage Holdings Corp.*	180	1,463

		416,750

Electric Utilities — 1.8%
ALLETE, Inc.	50	3,918
Alliant Energy Corp.	220	9,517
American Electric Power Co., Inc.	470	34,973
Duke Energy Corp.	680	60,051
Edison International	320	25,584
El Paso Electric Co.	40	2,300
Entergy Corp.	180	15,527
Eversource Energy	310	19,418
Exelon Corp.	916	36,832

FirstEnergy Corp.	410	13,510
Great Plains Energy, Inc.	200	6,566
Hawaiian Electric Industries, Inc.	90	3,281
IDACORP, Inc.	50	4,602
NextEra Energy, Inc.	457	70,867
OGE Energy Corp.	190	7,000
PG&E Corp.	490	28,307
Pinnacle West Capital Corp.	110	9,648
PNM Resources, Inc.	70	3,038
PPL Corp.	654	24,564
Southern Co. (The)	960	50,112
Westar Energy, Inc.	130	6,952
Xcel Energy, Inc.	490	24,265

		460,832

Electrical Equipment — 0.6%
Acuity Brands, Inc.	45	7,524
AMETEK, Inc.	230	15,523
AZZ, Inc.	30	1,434
Eaton Corp. PLC	438	35,049
Emerson Electric Co.	630	40,610
Encore Wire Corp.	10	451
EnerSys	45	3,122
General Cable Corp.	30	628
Hubbell, Inc.	56	7,046
Powell Industries, Inc.	10	290
Regal Beloit Corp.	50	4,057
Rockwell Automation, Inc.	130	26,107
Vicor Corp.*	30	646

		142,487

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., (Class A Stock)	300	26,100
Anixter International, Inc.*	30	2,061
Arrow Electronics, Inc.*	90	7,523
Avnet, Inc.	120	4,776
Badger Meter, Inc.	20	876
Bel Fuse, Inc., (Class B Stock)	20	647
Belden, Inc.	40	3,196
Benchmark Electronics, Inc.*	50	1,548
Cognex Corp.	90	11,083
Coherent, Inc.*	23	6,042
Control4 Corp.*	20	589
Corning, Inc.	870	27,240
CTS Corp.	20	544
Daktronics, Inc.	50	514
Electro Scientific Industries, Inc.*	60	1,073
ePlus, Inc.*	16	1,530
Fabrinet (Thailand)*	30	1,115
FARO Technologies, Inc.*	20	1,036
FLIR Systems, Inc.	130	6,087
II-VI, Inc.*	50	2,260
Insight Enterprises, Inc.*	40	1,802
IPG Photonics Corp.*	42	8,942
Itron, Inc.*	40	3,126
Jabil, Inc.	150	4,242
KEMET Corp.*	45	1,156
Keysight Technologies, Inc.*	185	8,264
Knowles Corp.*	40	662
Littelfuse, Inc.	25	5,225

Methode Electronics, Inc.	36	1,688
MTS Systems Corp.	10	521
National Instruments Corp.	110	4,950
OSI Systems, Inc.*	20	1,768
Park Electrochemical Corp.	23	434
Plexus Corp.*	37	2,273
Rogers Corp.*	20	3,042
Sanmina Corp.*	70	2,291
ScanSource, Inc.*	20	859
SYNNEX Corp.	36	4,856
TE Connectivity Ltd.	340	30,930
Tech Data Corp.*	42	3,896
Trimble, Inc.*	250	10,220
TTM Technologies, Inc.*	40	631
VeriFone Systems, Inc.*	100	1,908
Vishay Intertechnology, Inc.	110	2,448
Zebra Technologies Corp., (Class A Stock)*	50	5,799

		217,773

Energy Equipment & Services — 0.8%
Archrock, Inc.	40	480
Baker Hughes a GE Co.	400	12,572
Bristow Group, Inc.	30	283
CARBO Ceramics, Inc.*	30	248
Core Laboratories NV	45	4,496
Diamond Offshore Drilling, Inc.*	30	502
Dril-Quip, Inc.*	40	1,684
Ensco PLC, (Class A Stock)	414	2,232
Era Group, Inc.*	30	323
Exterran Corp.*	18	581
Geospace Technologies Corp.*	20	300
Gulf Island Fabrication, Inc.	40	526
Halliburton Co.	830	35,474
Helix Energy Solutions Group, Inc.*	60	409
Helmerich & Payne, Inc.	110	5,974
Matrix Service Co.*	20	282
McDermott International, Inc.*	270	1,787
Nabors Industries Ltd.	240	1,351
National Oilwell Varco, Inc.	360	12,308
Newpark Resources, Inc.*	60	525
Noble Corp. PLC*	110	458
Oceaneering International, Inc.	70	1,415
Oil States International, Inc.*	20	461
Patterson-UTI Energy, Inc.	200	3,956
Pioneer Energy Services Corp.*	75	143
Rowan Cos. PLC, (Class A Stock)*	60	860
Schlumberger Ltd.	1,354	86,656
SEACOR Holdings, Inc.*	10	472
Superior Energy Services, Inc.*	70	617
TechnipFMC PLC (United Kingdom)*	400	10,956
Tesco Corp.*	40	154
TETRA Technologies, Inc.*	90	256
Transocean Ltd.*	330	3,465
U.S. Silica Holdings, Inc.	60	1,831
Unit Corp.*	30	562

		194,599

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	70	1,970
Agree Realty Corp.	30	1,419

Alexander & Baldwin, Inc.	40	1,810
Alexandria Real Estate Equities, Inc.	92	11,404
American Assets Trust, Inc.	40	1,552
American Campus Communities, Inc.	120	4,990
American Tower Corp.	419	60,198
Apartment Investment & Management Co., (Class A Stock)	150	6,597
Armada Hoffler Properties, Inc.	30	428
AvalonBay Communities, Inc.	136	24,661
Boston Properties, Inc.	150	18,177
Camden Property Trust	95	8,668
CareTrust REIT, Inc.	30	567
CBL & Associates Properties, Inc.	85	666
Cedar Realty Trust, Inc.	70	381
Chatham Lodging Trust	20	435
Chesapeake Lodging Trust	30	837
CoreCivic, Inc.	90	2,219
CoreSite Realty Corp.	35	3,876
Corporate Office Properties Trust	90	2,874
Cousins Properties, Inc.	400	3,608
Crown Castle International Corp.	393	42,082
CyrusOne, Inc.	90	5,525
DCT Industrial Trust, Inc.	92	5,338
DiamondRock Hospitality Co.	170	1,846
Digital Realty Trust, Inc.	200	23,688
Douglas Emmett, Inc.	150	5,968
Duke Realty Corp.	320	9,114
EastGroup Properties, Inc.	40	3,624
Education Realty Trust, Inc.	70	2,443
EPR Properties	70	4,843
Equinix, Inc.	80	37,080
Equity Residential	354	23,810
Essex Property Trust, Inc.	64	16,795
Extra Space Storage, Inc.	120	9,791
Federal Realty Investment Trust	73	8,798
First Industrial Realty Trust, Inc.	90	2,779
Four Corners Property Trust, Inc.	30	740
Franklin Street Properties Corp.	50	500
GEO Group, Inc. (The)	105	2,725
Getty Realty Corp.	25	710
GGP, Inc.	590	11,481
Government Properties Income Trust	45	818
HCP, Inc.	430	11,111
Healthcare Realty Trust, Inc.	105	3,385
Hersha Hospitality Trust	20	354
Highwoods Properties, Inc.	100	5,105
Hospitality Properties Trust	130	3,715
Host Hotels & Resorts, Inc.	690	13,496
Independence Realty Trust, Inc.	40	406
Iron Mountain, Inc.	250	10,000
JBG SMITH Properties*	70	2,185
Kilroy Realty Corp.	90	6,411
Kimco Realty Corp.	390	7,082
Kite Realty Group Trust	80	1,495
Lamar Advertising Co., (Class A Stock)	80	5,635
LaSalle Hotel Properties	90	2,539
Lexington Realty Trust	180	1,822
Liberty Property Trust	144	6,175
Life Storage, Inc.	53	4,283
LTC Properties, Inc.	40	1,860
Macerich Co. (The)	116	6,334

Mack-Cali Realty Corp.	80	1,822
Medical Properties Trust, Inc.	290	3,837
Mid-America Apartment Communities, Inc.	114	11,668
National Retail Properties, Inc.	144	5,786
National Storage Affiliates Trust	25	620
Omega Healthcare Investors, Inc.	180	5,195
Pennsylvania Real Estate Investment Trust	30	292
Potlatch Corp.	40	2,072
Prologis, Inc.	510	32,936
PS Business Parks, Inc.	20	2,647
Public Storage	144	29,844
Quality Care Properties, Inc.*	90	1,425
Ramco-Gershenson Properties Trust	40	505
Rayonier, Inc.	100	2,998
Realty Income Corp.	260	13,954
Regency Centers Corp.	138	8,494
Retail Opportunity Investments Corp.	90	1,618
Sabra Health Care REIT, Inc.	163	3,247
Saul Centers, Inc.	10	611
SBA Communications Corp.*	117	18,390
Senior Housing Properties Trust	190	3,496
Simon Property Group, Inc.	305	47,376
SL Green Realty Corp.	96	9,185
Summit Hotel Properties, Inc.	95	1,502
Tanger Factory Outlet Centers, Inc.	80	1,820
Taubman Centers, Inc.	60	2,833
UDR, Inc.	245	9,503
Uniti Group, Inc.*	130	2,275
Universal Health Realty Income Trust	10	732
Urban Edge Properties	90	2,111
Urstadt Biddle Properties, Inc., (Class A Stock)	20	435
Ventas, Inc.	346	21,711
Vornado Realty Trust	160	11,978
Washington Prime Group, Inc.	80	626
Weingarten Realty Investors	100	3,045
Welltower, Inc.	350	23,436
Weyerhaeuser Co.	720	25,855
Whitestone REIT	30	401

		787,509

Food & Staples Retailing — 1.5%
Andersons, Inc. (The)	20	749
Casey’s General Stores, Inc.	40	4,583
Costco Wholesale Corp.	432	69,587
CVS Health Corp.	979	67,091
Kroger Co. (The)	832	17,222
SpartanNash Co.	20	491
Sprouts Farmers Market, Inc.*	110	2,034
SUPERVALU, Inc.*	17	277
Sysco Corp.	470	26,141
United Natural Foods, Inc.*	50	1,938
Wal-Mart Stores, Inc.	1,420	123,980
Walgreens Boots Alliance, Inc.	884	58,583

		372,676

Food Products — 1.2%
Archer-Daniels-Midland Co.	540	22,070
B&G Foods, Inc.	56	1,781
Bob Evans Farms, Inc.	20	1,544
Cal-Maine Foods, Inc.*	20	900

Calavo Growers, Inc.	10	737
Campbell Soup Co.	190	9,000
Conagra Brands, Inc.	386	13,186
Darling Ingredients, Inc.*	130	2,372
Dean Foods Co.	40	390
Flowers Foods, Inc.	150	2,854
General Mills, Inc.	550	28,556
Hain Celestial Group, Inc. (The)*	90	3,242
Hershey Co. (The)	135	14,334
Hormel Foods Corp.	240	7,478
Ingredion, Inc.	68	8,524
J&J Snack Foods Corp.	20	2,663
J.M. Smucker Co. (The)	112	11,878
John B. Sanfilippo & Son, Inc.	10	589
Kellogg Co.	240	15,007
Kraft Heinz Co. (The)	578	44,697
Lamb Weston Holdings, Inc.	140	7,139
Lancaster Colony Corp.	25	3,130
McCormick & Co., Inc.	120	11,944
Mondelez International, Inc., (Class A Stock)	1,440	59,659
Post Holdings, Inc.*	70	5,805
Sanderson Farms, Inc.	25	3,739
Seneca Foods Corp., (Class A Stock)*	16	576
Snyder’s-Lance, Inc.	80	3,010
Tootsie Roll Industries, Inc.	20	712
TreeHouse Foods, Inc.*	50	3,319
Tyson Foods, Inc., (Class A Stock)	282	20,561

		311,396

Gas Utilities — 0.2%
Atmos Energy Corp.	100	8,724
National Fuel Gas Co.	90	5,224
New Jersey Resources Corp.	80	3,556
Northwest Natural Gas Co.	36	2,389
ONE Gas, Inc.	60	4,619
South Jersey Industries, Inc.	60	2,038
Southwest Gas Holdings, Inc.	46	3,790
Spire, Inc.	48	3,790
UGI Corp.	160	7,657
WGL Holdings, Inc.	50	4,285

		46,072

Health Care Equipment & Supplies — 2.7%
Abaxis, Inc.	20	968
Abbott Laboratories	1,683	91,269
ABIOMED, Inc.*	41	7,910
Align Technology, Inc.*	75	17,923
Analogic Corp.	10	803
AngioDynamics, Inc.*	30	509
Anika Therapeutics, Inc.*	10	546
Baxter International, Inc.	490	31,590
Becton Dickinson and Co.	223	46,533
Boston Scientific Corp.*	1,310	36,863
C.R. Bard, Inc.	75	24,530
Cantel Medical Corp.	40	3,923
CONMED Corp.	26	1,358
Cooper Cos., Inc. (The)	50	12,013
CryoLife, Inc.*	30	584
Danaher Corp.	591	54,532
DENTSPLY SIRONA, Inc.	220	13,435

Edwards Lifesciences Corp.*	208	21,264
Globus Medical, Inc., (Class A Stock)*	60	1,912
Haemonetics Corp.*	50	2,378
Halyard Health, Inc.*	40	1,686
Heska Corp.*	7	683
Hill-Rom Holdings, Inc.	70	5,650
Hologic, Inc.*	270	10,220
ICU Medical, Inc.*	20	3,822
IDEXX Laboratories, Inc.*	90	14,955
Inogen, Inc.*	20	1,979
Integer Holdings Corp.*	20	972
Integra LifeSciences Holdings Corp.*	60	2,807
Intuitive Surgical, Inc.*	108	40,539
Invacare Corp.	40	620
Lantheus Holdings, Inc.*	10	199
LeMaitre Vascular, Inc.	17	544
LivaNova PLC*	45	3,326
Masimo Corp.*	57	5,002
Medtronic PLC	1,316	105,964
Meridian Bioscience, Inc.	44	658
Merit Medical Systems, Inc.*	40	1,522
Natus Medical, Inc.*	40	1,696
Neogen Corp.*	40	3,208
NuVasive, Inc.*	45	2,553
OraSure Technologies, Inc.*	25	494
Orthofix International NV*	10	537
ResMed, Inc.	136	11,448
STERIS PLC	87	8,120
Stryker Corp.	312	48,319
Surmodics, Inc.*	20	595
Teleflex, Inc.	47	11,138
Varex Imaging Corp.*	16	550
Varian Medical Systems, Inc.*	90	9,377
West Pharmaceutical Services, Inc.	70	7,098
Zimmer Biomet Holdings, Inc.	200	24,324

		701,448

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*	75	2,352
Aceto Corp.	30	302
Aetna, Inc.	320	54,410
Almost Family, Inc.*	10	443
Amedisys, Inc.*	26	1,251
AmerisourceBergen Corp.	160	12,312
AMN Healthcare Services, Inc.*	50	2,195
Anthem, Inc.	258	53,976
BioTelemetry, Inc.*	26	755
Cardinal Health, Inc.	310	19,189
Centene Corp.*	166	15,549
Chemed Corp.	15	3,351
Cigna Corp.	246	48,516
Community Health Systems, Inc.*	60	354
CorVel Corp.*	14	840
Cross Country Healthcare, Inc.*	30	410
DaVita, Inc.*	150	9,111
Diplomat Pharmacy, Inc.*	30	632
Ensign Group, Inc. (The)	20	462
Envision Healthcare Corp.*	112	4,771
Express Scripts Holding Co.*	560	34,322
HCA Healthcare, Inc.*	289	21,863

HealthEquity, Inc.*	50	2,511
HealthSouth Corp.	90	4,153
Henry Schein, Inc.*	158	12,419
Humana, Inc.	140	35,749
Kindred Healthcare, Inc.	60	363
Laboratory Corp. of America Holdings*	97	14,910
LHC Group, Inc.*	10	668
LifePoint Health, Inc.*	50	2,407
Magellan Health, Inc.*	24	2,047
McKesson Corp.	211	29,093
MEDNAX, Inc.*	80	3,503
Molina Healthcare, Inc.*	50	3,391
Owens & Minor, Inc.	30	737
Patterson Cos., Inc.	74	2,738
PharMerica Corp.*	20	586
Providence Service Corp. (The)*	16	890
Quest Diagnostics, Inc.	138	12,942
Quorum Health Corp.*	50	286
Select Medical Holdings Corp.*	100	1,915
Tenet Healthcare Corp.*	30	428
Tivity Health, Inc.*	28	1,295
UnitedHealth Group, Inc.	941	197,817
Universal Health Services, Inc., (Class B Stock)	90	9,243
US Physical Therapy, Inc.	10	679
WellCare Health Plans, Inc.*	50	9,887

		638,023

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	150	2,022
Cerner Corp.*	300	20,256
Computer Programs & Systems, Inc.	20	603
HealthStream, Inc.*	20	489
HMS Holdings Corp.*	40	770
Medidata Solutions, Inc.*	50	3,761
Omnicell, Inc.*	40	1,992
Quality Systems, Inc.*	30	422

		30,315

Hotels, Restaurants & Leisure — 1.8%
Belmond Ltd. (United Kingdom), (Class A Stock)*	40	526
Biglari Holdings, Inc.*	3	1,072
BJ’s Restaurants, Inc.*	20	634
Boyd Gaming Corp.	52	1,520
Brinker International, Inc.	50	1,536
Buffalo Wild Wings, Inc.*	20	2,364
Carnival Corp.	400	26,556
Cheesecake Factory, Inc. (The)	50	2,237
Chipotle Mexican Grill, Inc.*	30	8,157
Churchill Downs, Inc.	14	2,920
Chuy’s Holdings, Inc.*	20	450
Cracker Barrel Old Country Store, Inc.	24	3,747
Darden Restaurants, Inc.	120	9,872
Dave & Buster’s Entertainment, Inc.*	40	1,928
DineEquity, Inc.	10	476
Domino’s Pizza, Inc.	52	9,516
Dunkin’ Brands Group, Inc.	80	4,726
El Pollo Loco Holdings, Inc.*	31	356
Fiesta Restaurant Group, Inc.*	30	496
Hilton Worldwide Holdings, Inc.	206	14,890
ILG, Inc.	86	2,552

International Speedway Corp., (Class A Stock)	20	777
Jack in the Box, Inc.	34	3,519
Marcus Corp. (The)	20	543
Marriott International, Inc., (Class A Stock)	305	36,441
Marriott Vacations Worldwide Corp.	30	3,949
McDonald’s Corp.	788	131,525
MGM Resorts International	490	15,361
Monarch Casino & Resort, Inc.*	20	892
Norwegian Cruise Line Holdings Ltd.*	170	9,477
Papa John’s International, Inc.	36	2,450
Penn National Gaming, Inc.*	80	2,087
Red Robin Gourmet Burgers, Inc.*	10	684
Royal Caribbean Cruises Ltd.	170	21,041
Ruby Tuesday, Inc.*	140	332
Ruth’s Hospitality Group, Inc.	30	633
Scientific Games Corp., (Class A Stock)*	50	2,380
Shake Shack, Inc., (Class A Stock)*	10	380
Six Flags Entertainment Corp.	70	4,395
Sonic Corp.	20	508
Starbucks Corp.	1,403	76,941
Texas Roadhouse, Inc.	60	3,001
Wendy’s Co. (The)	160	2,434
Wingstop, Inc.	10	339
Wyndham Worldwide Corp.	100	10,685
Wynn Resorts Ltd.	77	11,357
Yum! Brands, Inc.	330	24,568

		463,230

Household Durables — 0.6%
CalAtlantic Group, Inc.	80	3,947
Cavco Industries, Inc.*	10	1,569
D.R. Horton, Inc.	320	14,147
Ethan Allen Interiors, Inc.	20	595
Garmin Ltd.	106	6,001
Helen of Troy Ltd.*	28	2,601
Installed Building Products, Inc.*	20	1,394
iRobot Corp.*	29	1,949
KB Home	70	1,920
La-Z-Boy, Inc.	20	539
Leggett & Platt, Inc.	130	6,144
Lennar Corp., (Class A Stock)	200	11,134
LGI Homes, Inc.*	20	1,207
M/I Homes, Inc.*	20	668
MDC Holdings, Inc.	21	778
Meritage Homes Corp.*	40	1,948
Mohawk Industries, Inc.*	65	17,014
Newell Brands, Inc.	466	19,003
NVR, Inc.*	4	13,125
PulteGroup, Inc.	260	7,860
Tempur Sealy International, Inc.*	50	3,268
Toll Brothers, Inc.	150	6,906
TopBuild Corp.*	40	2,640
TRI Pointe Group, Inc.*	135	2,388
Tupperware Brands Corp.	50	2,937
Universal Electronics, Inc.*	10	600
Whirlpool Corp.	75	12,295
William Lyon Homes, (Class A Stock)*	10	278

		144,855

Household Products — 1.3%
Central Garden & Pet Co.*	20	764
Central Garden & Pet Co., (Class A Stock)*	20	738
Church & Dwight Co., Inc.	240	10,841
Clorox Co. (The)	130	16,449
Colgate-Palmolive Co.	850	59,882
Energizer Holdings, Inc.	56	2,407
Kimberly-Clark Corp.	340	38,253
Procter & Gamble Co. (The)	2,470	213,260
WD-40 Co.	16	1,774

		344,368

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	600	6,378
NRG Energy, Inc.	290	7,250

		13,628

Industrial Conglomerates — 1.7%
3M Co.	578	133,050
Carlisle Cos., Inc.	60	6,590
General Electric Co.	8,370	168,739
Honeywell International, Inc.	736	106,102
Raven Industries, Inc.	20	673
Roper Technologies, Inc.	104	26,849

		442,003

Insurance — 2.7%
Aflac, Inc.	384	32,214
Alleghany Corp.*	15	8,493
Allstate Corp. (The)	350	32,851
American Equity Investment Life Holding Co.	70	2,066
American Financial Group, Inc.	68	7,173
American International Group, Inc.	885	57,180
AMERISAFE, Inc.	10	647
Aon PLC	248	35,571
Arthur J Gallagher & Co.	180	11,399
Aspen Insurance Holdings Ltd. (Bermuda)	60	2,574
Assurant, Inc.	50	5,032
Brighthouse Financial, Inc.*	90	5,596
Brown & Brown, Inc.	110	5,482
Chubb Ltd.	455	68,623
Cincinnati Financial Corp.	154	10,806
CNO Financial Group, Inc.	140	3,356
eHealth, Inc.*	30	761
Employers Holdings, Inc.	20	954
Everest Re Group Ltd.	48	11,398
First American Financial Corp.	110	5,986
Genworth Financial, Inc., (Class A Stock)*	330	1,092
Hanover Insurance Group, Inc. (The)	48	4,722
Hartford Financial Services Group, Inc. (The)	360	19,818
HCI Group, Inc.	14	524
Horace Mann Educators Corp.	40	1,752
Infinity Property & Casualty Corp.	10	944
Kemper Corp.	50	3,205
Lincoln National Corp.	220	16,672
Loews Corp.	270	13,368
Maiden Holdings Ltd.	30	248
Marsh & McLennan Cos., Inc.	495	40,060
Mercury General Corp.	40	2,239
MetLife, Inc.	1,020	54,652
Navigators Group, Inc. (The)	20	1,160

Old Republic International Corp.	230	4,667
Primerica, Inc.	50	4,425
Principal Financial Group, Inc.	260	17,121
ProAssurance Corp.	60	3,363
Progressive Corp. (The)	558	27,147
Prudential Financial, Inc.	420	46,393
Reinsurance Group of America, Inc.	68	10,158
RenaissanceRe Holdings Ltd. (Bermuda)	41	5,673
RLI Corp.	40	2,364
Safety Insurance Group, Inc.	18	1,480
Selective Insurance Group, Inc.	60	3,576
Stewart Information Services Corp.	10	379
Third Point Reinsurance Ltd. (Bermuda)*	60	1,002
Torchmark Corp.	110	9,254
Travelers Cos., Inc. (The)	268	35,497
United Fire Group, Inc.	10	461
United Insurance Holdings Corp.	30	472
Universal Insurance Holdings, Inc.	20	477
Unum Group	225	11,709
W.R. Berkley Corp.	100	6,858
Willis Towers Watson PLC	130	20,940
XL Group Ltd. (Bermuda)	250	10,117

		692,151

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	383	423,322
Expedia, Inc.	117	14,585
FTD Cos., Inc.*	20	216
HSN, Inc.	20	754
Netflix, Inc.*	424	83,287
Nutrisystem, Inc.	20	999
PetMed Express, Inc.	20	707
Priceline Group, Inc. (The)*	48	91,774
Shutterfly, Inc.*	35	1,495
TripAdvisor, Inc.*	100	3,750

		620,889

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*	170	8,882
Alphabet, Inc., (Class A Stock)*	291	300,615
Alphabet, Inc., (Class C Stock)*	292	296,859
Blucora, Inc.*	30	651
Cars.com, Inc.*	63	1,501
DHI Group, Inc.*	70	154
eBay, Inc.*	950	35,758
Facebook, Inc., (Class A Stock)*	2,296	413,418
j2 Global, Inc.	47	3,484
Liquidity Services, Inc.*	50	285
LivePerson, Inc.*	50	702
LogMeIn, Inc.	50	6,052
NIC, Inc.	30	510
QuinStreet, Inc.*	110	979
Shutterstock, Inc.*	10	390
SPS Commerce, Inc.*	10	492
Stamps.com, Inc.*	20	4,488
VeriSign, Inc.*	84	9,032
XO Group, Inc.*	30	599

		1,084,851

IT Services — 3.7%
Accenture PLC, (Class A Stock)	598	85,131
Acxiom Corp.*	60	1,510
Alliance Data Systems Corp.	55	12,305
Automatic Data Processing, Inc.	430	49,992
Broadridge Financial Solutions, Inc.	114	9,795
CACI International, Inc., (Class A Stock)*	26	3,737
Cardtronics PLC, (Class A Stock)*	20	458
Cognizant Technology Solutions Corp., (Class A Stock)	580	43,889
Convergys Corp.	80	2,058
CoreLogic, Inc.*	80	3,752
CSG Systems International, Inc.	30	1,270
CSRA, Inc.	150	4,798
DST Systems, Inc.	60	3,517
DXC Technology Co.	279	25,534
ExlService Holdings, Inc.*	34	2,122
Fidelity National Information Services, Inc.	320	29,683
Fiserv, Inc.*	210	27,180
Forrester Research, Inc.	16	699
Gartner, Inc.*	92	11,529
Global Payments, Inc.	147	15,281
International Business Machines Corp.	845	130,181
Jack Henry & Associates, Inc.	80	8,810
Leidos Holdings, Inc.	130	8,128
ManTech International Corp., (Class A Stock)	20	928
Mastercard, Inc., (Class A Stock)	902	134,191
MAXIMUS, Inc.	60	3,986
Paychex, Inc.	318	20,285
PayPal Holdings, Inc.*	1,083	78,582
Perficient, Inc.*	30	584
Sabre Corp.	160	3,130
Science Applications International Corp.	50	3,667
Sykes Enterprises, Inc.*	20	579
TeleTech Holdings, Inc.	20	833
Teradata Corp.*	110	3,680
Total System Services, Inc.	170	12,248
Virtusa Corp.*	20	763
Visa, Inc., (Class A Stock)	1,776	195,324
Western Union Co. (The)	430	8,540
WEX, Inc.*	40	4,944

		953,623

Leisure Products — 0.1%
Brunswick Corp.	80	4,052
Callaway Golf Co.	40	577
Hasbro, Inc.	110	10,185
Mattel, Inc.	290	4,095
Nautilus, Inc.*	30	390
Polaris Industries, Inc.	60	7,106
Sturm Ruger & Co., Inc.	10	495
Vista Outdoor, Inc.*	24	502

		27,402

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	320	21,770
Bio-Rad Laboratories, Inc., (Class A Stock)*	24	5,275
Bio-Techne Corp.	40	5,241
Cambrex Corp.*	36	1,557
Charles River Laboratories International, Inc.*	50	5,814
Illumina, Inc.*	140	28,727
INC Research Holdings, Inc., (Class A Stock)*	55	3,143

Luminex Corp.	20	427
Mettler-Toledo International, Inc.*	25	17,066
PerkinElmer, Inc.	110	7,955
Quintiles IMS Holdings, Inc.*	145	15,674
Thermo Fisher Scientific, Inc.	392	75,981
Waters Corp.*	77	15,096

		203,726

Machinery — 1.9%
Actuant Corp., (Class A Stock)	30	765
AGCO Corp.	70	4,800
Alamo Group, Inc.	10	1,055
Albany International Corp., (Class A Stock)	30	1,810
Astec Industries, Inc.	10	520
Barnes Group, Inc.	50	3,254
Briggs & Stratton Corp.	20	504
Caterpillar, Inc.	573	77,813
Chart Industries, Inc.*	20	870
CIRCOR International, Inc.	10	440
Crane Co.	50	4,156
Cummins, Inc.	156	27,593
Deere & Co.	308	40,927
Donaldson Co., Inc.	130	6,137
Dover Corp.	156	14,896
EnPro Industries, Inc.	30	2,512
ESCO Technologies, Inc.	30	1,739
Federal Signal Corp.	30	641
Flowserve Corp.	120	5,288
Fortive Corp.	300	21,678
Franklin Electric Co., Inc.	30	1,365
Graco, Inc.	62	8,171
Greenbrier Cos., Inc. (The)	20	1,044
Harsco Corp.*	40	850
Hillenbrand, Inc.	54	2,136
IDEX Corp.	80	10,257
Illinois Tool Works, Inc.	304	47,582
Ingersoll-Rand PLC	250	22,150
ITT, Inc.	80	3,731
John Bean Technologies Corp.	40	4,276
Kennametal, Inc.	70	3,055
Lincoln Electric Holdings, Inc.	60	5,500
Lindsay Corp.	10	916
Lydall, Inc.*	10	578
Mueller Industries, Inc.	50	1,738
Nordson Corp.	50	6,334
Oshkosh Corp.	70	6,409
PACCAR, Inc.	340	24,388
Parker-Hannifin Corp.	134	24,470
Pentair PLC (United Kingdom)	160	11,274
Proto Labs, Inc.*	27	2,356
Snap-on, Inc.	60	9,467
SPX Corp.*	20	586
SPX FLOW, Inc.*	40	1,649
Standex International Corp.	10	1,036
Stanley Black & Decker, Inc.	154	24,879
Tennant Co.	10	694
Terex Corp.	90	4,240
Timken Co. (The)	70	3,300
Titan International, Inc.	42	409
Toro Co. (The)	110	6,913

Trinity Industries, Inc.	130	4,228
Wabash National Corp.	30	675
Wabtec Corp.	90	6,885
Watts Water Technologies, Inc., (Class A Stock)	35	2,359
Woodward, Inc.	60	4,640
Xylem, Inc.	180	11,975

		489,913

Marine — 0.0%
Kirby Corp.*	60	4,251
Matson, Inc.	20	545

		4,796

Media — 2.3%
AMC Networks, Inc., (Class A Stock)*	50	2,544
Cable One, Inc.	13	9,228
CBS Corp., (Class B Stock)	360	20,203
Charter Communications, Inc., (Class A Stock)*	194	64,829
Cinemark Holdings, Inc.	85	3,089
Comcast Corp., (Class A Stock)	4,536	163,432
Discovery Communications, Inc., (Class A Stock)*	120	2,266
Discovery Communications, Inc., (Class C Stock)*	160	2,850
DISH Network Corp., (Class A Stock)*	220	10,679
EW Scripps Co. (The), (Class A Stock)*	30	520
Gannett Co., Inc.	50	435
Interpublic Group of Cos., Inc. (The)	360	6,930
John Wiley & Sons, Inc., (Class A Stock)	50	2,733
Live Nation Entertainment, Inc.*	130	5,691
Meredith Corp.	40	2,120
New Media Investment Group, Inc.	20	319
New York Times Co. (The), (Class A Stock)	100	1,910
News Corp., (Class A Stock)	360	4,918
News Corp., (Class B Stock)	90	1,251
Omnicom Group, Inc.	224	15,051
Scholastic Corp.	10	369
Scripps Networks Interactive, Inc., (Class A Stock)	90	7,495
TEGNA, Inc.	180	2,201
Time Warner, Inc.	750	73,717
Time, Inc.	40	464
Twenty-First Century Fox, Inc., (Class A Stock)	1,000	26,150
Twenty-First Century Fox, Inc., (Class B Stock)	450	11,453
Viacom, Inc., (Class B Stock)	310	7,449
Walt Disney Co. (The)	1,489	145,639
World Wrestling Entertainment, Inc., (Class A Stock)	30	796

		596,731

Metals & Mining — 0.4%
AK Steel Holding Corp.*	290	1,331
Allegheny Technologies, Inc.*	100	2,518
Carpenter Technology Corp.	40	1,991
Century Aluminum Co.*	40	560
Commercial Metals Co.	100	1,948
Compass Minerals International, Inc.	40	2,624
Freeport-McMoRan, Inc.*	1,280	17,894
Haynes International, Inc.	16	571
Kaiser Aluminum Corp.	20	1,984
Materion Corp.	20	1,027
Newmont Mining Corp.	520	18,803
Nucor Corp.	300	17,349
Olympic Steel, Inc.	20	378

Reliance Steel & Aluminum Co.	70	5,379
Royal Gold, Inc.	66	5,551
Steel Dynamics, Inc.	220	8,186
SunCoke Energy, Inc.*	40	444
TimkenSteel Corp.*	30	420
United States Steel Corp.	140	3,545
Worthington Industries, Inc.	50	2,275

		94,778

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.	50	903
ARMOUR Residential REIT, Inc.	30	752
Capstead Mortgage Corp.	40	353

		2,008

Multi-Utilities — 1.0%
Ameren Corp.	230	14,258
Avista Corp.	70	3,657
Black Hills Corp.	60	3,916
CenterPoint Energy, Inc.	390	11,536
CMS Energy Corp.	280	13,543
Consolidated Edison, Inc.	302	25,987
Dominion Energy, Inc.	622	50,469
DTE Energy Co.	178	19,662
MDU Resources Group, Inc.	190	5,196
NiSource, Inc.	290	7,647
NorthWestern Corp.	50	2,964
Public Service Enterprise Group, Inc.	480	23,616
SCANA Corp.	140	6,040
Sempra Energy	246	28,905
Vectren Corp.	90	6,133
WEC Energy Group, Inc.	310	20,891

		244,420

Multiline Retail — 0.4%
Big Lots, Inc.	50	2,566
Dillard’s, Inc., (Class A Stock)	30	1,524
Dollar General Corp.	250	20,210
Dollar Tree, Inc.*	236	21,535
Fred’s, Inc., (Class A Stock)	30	132
J.C. Penney Co., Inc.*(a)	140	392
Kohl’s Corp.	150	6,264
Macy’s, Inc.	280	5,253
Nordstrom, Inc.	110	4,361
Ollie’s Bargain Outlet Holdings, Inc.*	50	2,233
Target Corp.	524	30,937

		95,407

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	550	27,153
Andeavor	140	14,874
Apache Corp.	360	14,893
Bill Barrett Corp.*	55	271
Cabot Oil & Gas Corp.	420	11,634
Callon Petroleum Co.*	190	2,107
Carrizo Oil & Gas, Inc.*	40	708
Chesapeake Energy Corp.*	860	3,354
Chevron Corp.	1,840	213,238
Cimarex Energy Co.	100	11,693
Cloud Peak Energy, Inc.*	75	319

Concho Resources, Inc.*	150	20,131
ConocoPhillips	1,170	59,845
CONSOL Energy, Inc.*	200	3,226
Contango Oil & Gas Co.*	50	200
Denbury Resources, Inc.*	180	221
Devon Energy Corp.	510	18,819
Energen Corp.*	90	4,653
EOG Resources, Inc.	556	55,528
EQT Corp.	160	10,006
Exxon Mobil Corp.	4,099	341,652
Green Plains, Inc.	20	368
Gulfport Energy Corp.*	130	1,781
Hess Corp.	260	11,482
HollyFrontier Corp.	170	6,282
Kinder Morgan, Inc.	1,830	33,141
Marathon Oil Corp.	770	10,949
Marathon Petroleum Corp.	494	29,512
Matador Resources Co.*	55	1,460
Murphy Oil Corp.	130	3,478
Newfield Exploration Co.*	190	5,850
Noble Energy, Inc.	450	12,541
Occidental Petroleum Corp.	738	47,653
ONEOK, Inc.	360	19,537
Par Pacific Holdings, Inc.*	20	420
PBF Energy, Inc., (Class A Stock)	95	2,752
PDC Energy, Inc.*	70	3,565
Phillips 66	420	38,254
Pioneer Natural Resources Co.	163	24,396
QEP Resources, Inc.*	220	1,969
Range Resources Corp.	210	3,803
REX American Resources Corp.*	6	529
SM Energy Co.	95	2,026
Southwestern Energy Co.*	420	2,331
SRC Energy, Inc.*	190	1,813
Valero Energy Corp.	440	34,712
Williams Cos., Inc. (The)	790	22,515
World Fuel Services Corp.	60	1,668
WPX Energy, Inc.*	330	3,722

		1,143,034

Paper & Forest Products — 0.1%
Boise Cascade Co.*	20	709
Clearwater Paper Corp.*	10	462
Deltic Timber Corp.	10	926
Domtar Corp.	60	2,839
KapStone Paper & Packaging Corp.	80	1,797
Louisiana-Pacific Corp.*	140	3,805
Neenah Paper, Inc.	20	1,736
P.H. Glatfelter Co.	20	419
Schweitzer-Mauduit International, Inc.	30	1,267

		13,960

Personal Products — 0.2%
Avon Products, Inc. (United Kingdom)*	200	456
Coty, Inc., (Class A Stock)	430	6,622
Edgewell Personal Care Co.*	60	3,896
Estee Lauder Cos., Inc. (The), (Class A Stock)	216	24,151
Inter Parfums, Inc.	20	926
Medifast, Inc.	12	749

Nu Skin Enterprises, Inc., (Class A Stock)	52	3,307

		40,107

Pharmaceuticals — 4.0%
Akorn, Inc.*	78	2,540
Allergan PLC	330	58,486
Amphastar Pharmaceuticals, Inc.*	20	361
ANI Pharmaceuticals, Inc.*	10	581
Bristol-Myers Squibb Co.	1,592	98,163
Catalent, Inc.*	115	4,898
Depomed, Inc.*	30	145
Eli Lilly & Co.	940	77,023
Endo International PLC*	170	1,085
Impax Laboratories, Inc.*	30	544
Innoviva, Inc.*	40	490
Johnson & Johnson	2,597	362,048
Lannett Co., Inc.*	20	398
Mallinckrodt PLC*	90	2,850
Medicines Co. (The)*	70	2,012
Merck & Co., Inc.	2,643	145,603
Mylan NV*	526	18,783
Nektar Therapeutics*	130	3,132
Perrigo Co. PLC	140	11,339
Pfizer, Inc.	5,778	202,577
Phibro Animal Health Corp., (Class A Stock)	20	753
Prestige Brands Holdings, Inc.*	50	2,345
Sucampo Pharmaceuticals, Inc., (Class A Stock)*	10	100
Supernus Pharmaceuticals, Inc.*	50	2,080
Zoetis, Inc.	470	29,995

		1,028,331

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	40	4,673
Equifax, Inc.	117	12,698
Exponent, Inc.	30	2,215
FTI Consulting, Inc.*	30	1,283
Heidrick & Struggles International, Inc.	20	497
IHS Markit Ltd.*	350	14,913
Insperity, Inc.	20	1,898
Kelly Services, Inc., (Class A Stock)	20	526
Korn/Ferry International	50	2,092
ManpowerGroup, Inc.	70	8,630
Navigant Consulting, Inc.*	20	346
Nielsen Holdings PLC	310	11,492
On Assignment, Inc.*	50	3,061
Resources Connection, Inc.	30	473
Robert Half International, Inc.	120	6,212
TrueBlue, Inc.*	20	542
Verisk Analytics, Inc.*	150	12,757
WageWorks, Inc.*	40	2,550

		86,858

Real Estate Management & Development — 0.1%
CBRE Group, Inc., (Class A Stock)*	270	10,616
HFF, Inc., (Class A Stock)	40	1,754
Jones Lang LaSalle, Inc.	48	6,216
RE/MAX Holdings, Inc., (Class A Stock)	10	665

		19,251

Road & Rail — 0.9%
ArcBest Corp.	20	652
Avis Budget Group, Inc.*	70	2,888
CSX Corp.	880	44,378
Genesee & Wyoming, Inc., (Class A Stock)*	62	4,450
Heartland Express, Inc.	20	427
J.B. Hunt Transport Services, Inc.	80	8,511
Kansas City Southern	100	10,422
Knight-Swift Transportation Holdings, Inc.*	115	4,767
Landstar System, Inc.	40	3,950
Marten Transport Ltd.	33	648
Norfolk Southern Corp.	280	36,798
Old Dominion Freight Line, Inc.	70	8,479
Roadrunner Transportation Systems, Inc.*	40	352
Ryder System, Inc.	60	4,865
Saia, Inc.*	30	1,944
Union Pacific Corp.	780	90,316
Werner Enterprises, Inc.	40	1,426

		225,273

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	46	3,897
Advanced Micro Devices, Inc.*(a)	770	8,459
Analog Devices, Inc.	358	32,685
Applied Materials, Inc.	1,040	58,687
Axcelis Technologies, Inc.*	30	987
Broadcom Ltd.	397	104,772
Brooks Automation, Inc.	60	2,063
Cabot Microelectronics Corp.	30	2,900
CEVA, Inc.*	16	773
Cirrus Logic, Inc.*	60	3,360
Cohu, Inc.	40	1,032
Cree, Inc.*	80	2,856
Cypress Semiconductor Corp.	320	5,075
Diodes, Inc.*	30	1,030
DSP Group, Inc.*	40	536
First Solar, Inc.*	70	3,837
Integrated Device Technology, Inc.*	120	3,728
Intel Corp.	4,540	206,525
KLA-Tencor Corp.	150	16,334
Kopin Corp.*	130	456
Kulicke & Soffa Industries, Inc. (Singapore)*	30	680
Lam Research Corp.	165	34,414
MaxLinear, Inc.*	30	734
Microchip Technology, Inc.	225	21,330
Micron Technology, Inc.*	1,084	48,032
Microsemi Corp.*	120	6,404
MKS Instruments, Inc.	55	5,976
Monolithic Power Systems, Inc.	40	4,867
Nanometrics, Inc.*	20	565
NVIDIA Corp.	587	121,398
Photronics, Inc.*	60	582
Power Integrations, Inc.	33	2,652
Qorvo, Inc.*	124	9,400
QUALCOMM, Inc.	1,430	72,944
Rambus, Inc.*	50	736
Rudolph Technologies, Inc.*	30	833
Semtech Corp.*	60	2,463
Silicon Laboratories, Inc.*	50	4,745
Skyworks Solutions, Inc.	180	20,495
SolarEdge Technologies, Inc.*	20	657

Synaptics, Inc.*	40	1,485
Teradyne, Inc.	190	8,149
Texas Instruments, Inc.	964	93,209
Veeco Instruments, Inc.*	25	451
Versum Materials, Inc.	110	4,629
Xilinx, Inc.	250	18,423
Xperi Corp.	20	460

		946,705

Software — 4.9%
8x8, Inc.*	40	534
ACI Worldwide, Inc.*	90	2,167
Activision Blizzard, Inc.	740	48,463
Adobe Systems, Inc.*	478	83,726
Agilysys, Inc.*	40	491
ANSYS, Inc.*	87	11,894
Autodesk, Inc.*	215	26,866
Barracuda Networks, Inc.*	25	583
Blackbaud, Inc.	50	5,065
Bottomline Technologies de, Inc.*	20	651
CA, Inc.	290	9,390
Cadence Design Systems, Inc.*	270	11,653
CDK Global, Inc.	140	8,898
Citrix Systems, Inc.*	140	11,565
CommVault Systems, Inc.*	50	2,603
Ebix, Inc.	18	1,223
Electronic Arts, Inc.*	306	36,598
Fair Isaac Corp.	40	5,806
Fortinet, Inc.*	150	5,912
Gigamon, Inc.*	25	963
Intuit, Inc.	238	35,943
Manhattan Associates, Inc.*	70	2,930
Microsoft Corp.	7,449	619,608
MicroStrategy, Inc., (Class A Stock)*	8	1,058
Monotype Imaging Holdings, Inc.	30	692
Oracle Corp.	2,922	148,730
Progress Software Corp.	48	2,032
PTC, Inc.*	110	7,309
Qualys, Inc.*	20	1,058
Red Hat, Inc.*	173	20,904
salesforce.com, Inc.*	659	67,442
Symantec Corp.	590	19,175
Synchronoss Technologies, Inc.*	20	227
Synopsys, Inc.*	150	12,978
Take-Two Interactive Software, Inc.*	110	12,171
TiVo Corp.	100	1,815
Tyler Technologies, Inc.*	32	5,673
Ultimate Software Group, Inc. (The)*	29	5,875
VASCO Data Security International, Inc.*	30	408

		1,241,079

Specialty Retail — 1.9%
Aaron’s, Inc.	60	2,208
Abercrombie & Fitch Co., (Class A Stock)	30	403
Advance Auto Parts, Inc.	73	5,967
American Eagle Outfitters, Inc.	150	1,953
Asbury Automotive Group, Inc.*	10	614
Ascena Retail Group, Inc.*	70	136
AutoNation, Inc.*	60	2,844
AutoZone, Inc.*	28	16,506

Barnes & Noble Education, Inc.*	40	218
Barnes & Noble, Inc.	40	280
Bed Bath & Beyond, Inc.	120	2,388
Best Buy Co., Inc.	250	13,995
Big 5 Sporting Goods Corp.	30	191
Buckle, Inc. (The)	20	329
Caleres, Inc.	20	547
CarMax, Inc.*	170	12,767
Cato Corp. (The), (Class A Stock)	20	257
Chico’s FAS, Inc.	60	479
Children’s Place, Inc. (The)	20	2,176
Dick’s Sporting Goods, Inc.	80	1,958
DSW, Inc., (Class A Stock)	70	1,341
Express, Inc.*	30	203
Finish Line, Inc. (The), (Class A Stock)	20	185
Five Below, Inc.*	50	2,763
Foot Locker, Inc.	110	3,309
Francesca’s Holdings Corp.*	30	194
GameStop Corp., (Class A Stock)	90	1,682
Gap, Inc. (The)	210	5,458
Genesco, Inc.*	10	245
Group 1 Automotive, Inc.	20	1,571
Guess?, Inc.	30	486
Haverty Furniture Cos., Inc.	20	477
Hibbett Sports, Inc.*	10	128
Home Depot, Inc. (The)	1,142	189,321
Kirkland’s, Inc.*	30	351
L Brands, Inc.	240	10,330
Lithia Motors, Inc., (Class A Stock)	30	3,395
Lowe’s Cos., Inc.	810	64,759
Lumber Liquidators Holdings, Inc.*	30	923
MarineMax, Inc.*	26	482
Michaels Cos., Inc. (The)*	90	1,748
Monro, Inc.	35	1,727
Murphy USA, Inc.*	40	2,974
O’Reilly Automotive, Inc.*	88	18,564
Office Depot, Inc.	430	1,333
Rent-A-Center, Inc.	40	398
RH*	20	1,798
Ross Stores, Inc.	370	23,491
Sally Beauty Holdings, Inc.*	112	1,939
Select Comfort Corp.*	20	650
Shoe Carnival, Inc.	20	375
Signet Jewelers Ltd.	70	4,590
Sonic Automotive, Inc., (Class A Stock)	20	397
Tailored Brands, Inc.	30	464
Tiffany & Co.	100	9,362
Tile Shop Holdings, Inc.	30	257
TJX Cos., Inc. (The)	610	42,578
Tractor Supply Co.	120	7,231
Ulta Beauty, Inc.*	56	11,300
Urban Outfitters, Inc.*	70	1,716
Vitamin Shoppe, Inc.*	20	92
Williams-Sonoma, Inc.	80	4,128
Zumiez, Inc.*	20	353

		491,284

Technology Hardware, Storage & Peripherals — 3.8%
3D Systems Corp.*	50	619
Apple, Inc.	4,995	844,355

Cray, Inc.*	30	620
Diebold Nixdorf, Inc.	40	772
Electronics For Imaging, Inc.*	50	1,543
Hewlett Packard Enterprise Co.	1,584	22,049
HP, Inc.	1,590	34,265
NCR Corp.*	104	3,337
NetApp, Inc.	260	11,549
Seagate Technology PLC	270	9,982
Super Micro Computer, Inc.*	20	398
Western Digital Corp.	294	26,245
Xerox Corp.	197	5,971

		961,705

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	50	4,837
Crocs, Inc.*	50	510
Deckers Outdoor Corp.*	31	2,115
Fossil Group, Inc.*	20	158
G-III Apparel Group Ltd.*	20	507
Hanesbrands, Inc.	333	7,492
Iconix Brand Group, Inc.*	50	82
Michael Kors Holdings Ltd.*	150	7,321
Movado Group, Inc.	20	554
NIKE, Inc., (Class B Stock)	1,266	69,617
Oxford Industries, Inc.	10	646
Perry Ellis International, Inc.*	20	466
PVH Corp.	80	10,145
Ralph Lauren Corp.	60	5,366
Skechers U.S.A., Inc., (Class A Stock)*	130	4,150
Steven Madden Ltd.*	40	1,560
Tapestry, Inc.	278	11,384
Under Armour, Inc., (Class A Stock)*	150	1,878
Under Armour, Inc., (Class C Stock)*	150	1,730
Unifi, Inc.*	20	761
Vera Bradley, Inc.*	30	216
VF Corp.	313	21,800
Wolverine World Wide, Inc.	80	2,184

		155,479

Thrifts & Mortgage Finance — 0.1%
Bank Mutual Corp.	50	529
Bofi Holding, Inc.*	30	807
Dime Community Bancshares, Inc.	30	661
HomeStreet, Inc.*	10	291
LendingTree, Inc.*	8	2,144
Meta Financial Group, Inc.	14	1,221
New York Community Bancorp, Inc.	460	5,778
NMI Holdings, Inc., (Class A Stock)*	50	727
Northfield Bancorp, Inc.	30	512
Northwest Bancshares, Inc.	50	843
Oritani Financial Corp.	30	509
Provident Financial Services, Inc.	30	816
TrustCo Bank Corp.	50	459
Walker & Dunlop, Inc.*	20	1,098
Washington Federal, Inc.	80	2,784

		19,179

Tobacco — 1.1%
Altria Group, Inc.	1,860	119,449
Philip Morris International, Inc.	1,506	157,588

Universal Corp.	24	1,376

		278,413

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	40	2,546
DXP Enterprises, Inc.*	20	641
Fastenal Co.	270	12,682
GATX Corp.	40	2,376
Kaman Corp.	30	1,678
MSC Industrial Direct Co., Inc., (Class A Stock)	50	4,145
NOW, Inc.*	90	1,127
United Rentals, Inc.*	80	11,319
Veritiv Corp.*	6	193
W.W. Grainger, Inc.	56	11,071
Watsco, Inc.	35	5,830

		53,608

Water Utilities — 0.1%
American States Water Co.	40	2,150
American Water Works Co., Inc.	178	15,621
Aqua America, Inc.	170	6,032
California Water Service Group	50	2,100

		25,903

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	30	509
Telephone & Data Systems, Inc.	80	2,332

		2,841

TOTAL COMMON STOCKS (cost $21,452,171)		23,763,724

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.5%
SPDR S&P 500 ETF Trust	3,018	776,079
iShares Core S&P Mid-Cap ETF	400	73,184
iShares Core S&P Small-Cap ETF	460	34,435

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $821,233)		883,698

TOTAL LONG-TERM INVESTMENTS (cost $22,273,404)		24,647,422

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	902,958	902,958
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $11,171; includes $11,160 of cash collateral for securities on loan)(b)(w)	11,170	11,171

TOTAL AFFILIATED MUTUAL FUNDS (cost $914,129)		914,129

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills(k) (cost $59,915)	1.026%	12/21/17	60	$59,920

TOTAL SHORT-TERM INVESTMENTS (cost $974,044)				974,049

TOTAL INVESTMENTS — 100.4% (cost $23,247,448)				25,621,471
Liabilities in excess of other assets(z) — (0.4)%				(107,999)

NET ASSETS — 100.0%				$25,513,472

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,172; cash collateral of $11,160 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Position:
7	S&P 500 E-Mini Index	Dec. 2017	$900,445	$27,528

A security with a market value of $59,920 has been segregated with Morgan Stanley to cover requirements for open futures contracts at October 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$586,412	$—	$—
Air Freight & Logistics	160,448	—	—
Airlines	116,557	—	—

Auto Components	66,771	—	—
Automobiles	115,413	—	—
Banks	1,583,818	—	—
Beverages	430,664	—	—
Biotechnology	639,191	—	—
Building Products	100,157	—	—
Capital Markets	708,003	—	—
Chemicals	559,998	—	—
Commercial Services & Supplies	117,253	—	—
Communications Equipment	244,340	—	—
Construction & Engineering	43,968	—	—
Construction Materials	35,105	—	—
Consumer Finance	175,057	—	—
Containers & Packaging	101,136	—	—
Distributors	29,633	—	—
Diversified Consumer Services	21,438	—	—
Diversified Financial Services	356,693	—	—
Diversified Telecommunication Services	416,750	—	—
Electric Utilities	460,832	—	—
Electrical Equipment	142,487	—	—
Electronic Equipment, Instruments & Components	217,773	—	—
Energy Equipment & Services	194,599	—	—
Equity Real Estate Investment Trusts (REITs)	787,509	—	—
Food & Staples Retailing	372,676	—	—
Food Products	311,396	—	—
Gas Utilities	46,072	—	—
Health Care Equipment & Supplies	701,448	—	—
Health Care Providers & Services	638,023	—	—
Health Care Technology	30,315	—	—
Hotels, Restaurants & Leisure	463,230	—	—
Household Durables	144,855	—	—
Household Products	344,368	—	—
Independent Power & Renewable Electricity Producers	13,628	—	—
Industrial Conglomerates	442,003	—	—
Insurance	692,151	—	—
Internet & Direct Marketing Retail	620,889	—	—
Internet Software & Services	1,084,851	—	—
IT Services	953,623	—	—
Leisure Products	27,402	—	—
Life Sciences Tools & Services	203,726	—	—
Machinery	489,913	—	—
Marine	4,796	—	—
Media	596,731	—	—
Metals & Mining	94,778	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,008	—	—
Multi-Utilities	244,420	—	—
Multiline Retail	95,407	—	—
Oil, Gas & Consumable Fuels	1,143,034	—	—
Paper & Forest Products	13,960	—	—
Personal Products	40,107	—	—
Pharmaceuticals	1,028,331	—	—
Professional Services	86,858	—	—
Real Estate Management & Development	19,251	—	—
Road & Rail	225,273	—	—
Semiconductors & Semiconductor Equipment	946,705	—	—
Software	1,241,079	—	—
Specialty Retail	491,284	—	—
Technology Hardware, Storage & Peripherals	961,705	—	—
Textiles, Apparel & Luxury Goods	155,479	—	—
Thrifts & Mortgage Finance	19,179	—	—
Tobacco	278,413	—	—
Trading Companies & Distributors	53,608	—	—
Water Utilities	25,903	—	—

Wireless Telecommunication Services	2,841	—	—
Unaffiliated Exchange Traded Funds	883,698	—	—
Affiliated Mutual Funds	914,129	—	—
U.S. Treasury Obligation	—	59,920	—
Other Financial Instruments*
Futures Contracts	27,528	—	—

Total	$25,589,079	$59,920	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The Following abbreviations are used in the preceding Portfolios’ description:

Exchange:

LME	London Metal Exchange
OTC	Over-the-counter

Other:

A	Annual payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depository Receipt
BaBs	Build America Bonds
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT(s)	Real Estate Investment Trust(s)
TIPS	Treasury Inflation-Protected Security
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Prudential Commodity Strategies Fund wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Subsidiary follows the same valuation policies as the Prudential Commodity Strategies Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title) *	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2017

By (Signature and Title) *	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2017

*	Print the name and title of each signing officer under his or her signature.